Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Focus Media Holding LTD
Entity Central Index Key	0001330017
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	660,523,316
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FMCN

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 674,132,800	$ 331,218,497
Restricted cash		99,673,063
Short-term investments	115,125,196	226,047,469
Accounts receivable, net of allowance for doubtful accounts of $31,068,977 and $40,210,266 in 2011 and 2012, respectively	282,977,088	249,206,254
Prepaid expenses and other current assets	48,974,570	34,085,560
Deferred tax assets	35,416,312	29,914,442
Amounts due from related parties	1,075,236	1,824,436
Rental deposits	57,152,373	60,913,252
Total current assets	1,214,853,575	1,032,882,973
Restricted cash, non-current	240,553,655	99,673,063
Rental deposits, non-current	3,446,901	4,046,749
Equipment, net	66,073,251	79,042,120
Acquired intangible assets, net	3,325,875	35,025,435
Goodwill	439,384,373	459,112,676
Equity method investment	1,001,140	19,010,818
Cost method investment		1,523,592
Other long-term assets	7,247,722	11,119,725
Total assets	1,975,886,492	1,741,437,151
Current liabilities:
Short-term bank loan		100,000,000
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of $4,321,376 and $493,885 as of December 31, 2011 and 2012, respectively)	14,809,732	19,448,258
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $16,878,170 and $9,328,748 as of December 31, 2011 and 2012, respectively)	179,440,933	173,753,526
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of $3,051,811 and $3,575,786 as of December 31, 2011 and 2012, respectively)	69,436,762	35,462,590
Amounts due to related parties	577,357	2,195,904
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $1,753,744 and $899,787 as of December 31, 2011 and 2012, respectively)	31,463,939	33,550,044
Total current liabilities	295,728,723	364,410,322
Long-term debt	200,000,000	71,000,000
Acquisition purchase price payable		13,106,060
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $791,750 and $nil as of December 31, 2011 and 2012, respectively)	12,201,231	20,099,000
Total liabilities	507,929,954	468,615,382
Commitments and contingencies (Note 20)
Equity
Ordinary shares ($0.00005 par value; 19,800,000,000 and 19,800,000,000 shares authorized in 2011 and 2012; 646,452,740 and 660,215,440 issued and outstanding in 2011 and 2012, respectively)	33,034	32,346
Additional paid-in capital	1,561,434,927	1,533,617,339
Accumulated deficit	(214,554,087)	(400,275,876)
Accumulated other comprehensive income	123,015,125	119,795,537
Total Focus Media Holdings Limited shareholders' equity	1,469,928,999	1,253,169,346
Noncontrolling interests	(1,972,461)	19,652,423
Total equity	1,467,956,538	1,272,821,769
Total liabilities and equity	$ 1,975,886,492	$ 1,741,437,151

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 40,210,266	$ 31,068,977
Accounts payable	14,809,732	19,448,258
Accrued expenses and other current liabilities	179,440,933	173,753,526
Income taxes payable	69,436,762	35,462,590
Deferred tax liabilities	31,463,939	33,550,044
Deferred tax liabilities	12,201,231	20,099,000
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	19,800,000,000	19,800,000,000
Ordinary shares, shares issued	660,215,440	646,452,740
Ordinary shares, shares outstanding	660,215,440	646,452,740
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	337,287	1,189,024
Accounts payable	493,885	4,321,376
Accrued expenses and other current liabilities	9,328,748	16,878,170
Income taxes payable	3,575,786	3,051,811
Deferred tax liabilities	899,788	1,753,744
Deferred tax liabilities		$ 791,750

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 927,501,037	$ 786,531,871	$ 516,314,697
Cost of revenues	319,595,565	284,451,279	221,690,034
Gross profit	607,905,472	502,080,592	294,624,663
Operating expenses:
General and administrative	136,704,195	126,518,124	79,759,757
Selling and marketing	194,095,465	146,392,045	103,722,237
Impairment loss			5,736,134
Other operating expenses (income), net	(38,588,080)	(16,147,987)	(14,143,945)
Total operating expenses	292,211,580	256,762,182	175,074,183
Income from operations	315,693,892	245,318,410	119,550,480
Interest income	22,358,362	15,537,567	7,259,508
Interest expense	5,067,310	716,955
Investment loss	1,525,602		1,287,881
Income from continuing operations before income taxes	331,459,342	260,139,022	125,522,107
Income taxes	75,896,110	54,716,563	22,335,579
Loss from equity method investment	18,561,776	43,632,613
Net income from continuing operations	237,001,456	161,789,846	103,186,528
Net income (loss) from discontinued operations, net of tax	(1,064,664)	(977,591)	83,077,575
Net income	235,936,792	160,812,255	186,264,103
Less: Net income (loss) attributable to noncontrolling interests	(2,141,064)	(1,864,783)	1,990,626
Net income attributable to Focus Media Holding Limited Shareholders	$ 238,077,856	$ 162,677,038	$ 184,273,477
Income per share from continuing operations - basic	$ 0.37	$ 0.24	$ 0.15
Income per share from continuing operations - diluted	$ 0.36	$ 0.23	$ 0.14
Income (loss) per share from discontinued operations - basic			$ 0.12
Income (loss) per share from discontinued operations - diluted			$ 0.11
Income per share - basic	$ 0.37	$ 0.24	$ 0.26
Income per share - diluted	$ 0.36	$ 0.23	$ 0.25
Shares used in calculating basic income (loss) per share	644,285,250	671,401,000	707,846,570
Shares used in calculating diluted income (loss) per share	666,489,176	693,971,258	731,658,265

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 235,936,792	$ 160,812,255	$ 186,264,103
Other comprehensive income
Foreign currency translation adjustments	2,630,439	40,188,890	22,024,104
Share of post-acquisition movements in equity investee's other comprehensive income	552,098	1,640,453
Comprehensive income	239,119,329	202,641,598	208,288,207
Less: Comprehensive (income) loss attributable to non-controlling interests	2,178,115	1,491,248	(2,134,716)
Comprehensive income attributable to Focus Media Holding Limited Shareholders	$ 241,297,444	$ 204,132,846	$ 206,153,491

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2009	$ 1,190,951,984	$ 36,287	$ 1,875,304,804	$ (3,081,726)	$ (747,226,391)	$ 64,090,691	$ 1,828,319
Balance (in shares) at Dec. 31, 2009		725,278,005
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares pursuant to share option plans	3,588,209	646	596,821	2,990,742
Issuance of ordinary shares pursuant to share option plans (in shares)		12,910,550
Share repurchase	(240,164,984)	(3,013)	(240,161,971)
Share repurchase (in shares)		(60,253,930)
Share-based compensation expense	45,591,618		45,591,618
Changes in equity ownership on partial disposal of subsidiaries	14,189,943		3,817,579			(2,901,251)	13,273,615
Disposal of subsidiaries	(21,002,037)					(4,729,725)	(16,272,312)
Cumulative translation adjustments	22,024,104					21,880,014	144,090
Net income	186,264,103				184,273,477		1,990,626
Balance at Dec. 31, 2010	1,201,442,940	33,920	1,685,148,851	(90,984)	(562,952,914)	78,339,729	964,338
Balance (in shares) at Dec. 31, 2010		677,934,625
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares pursuant to share option plans	3,063,332	955	2,971,393	90,984
Issuance of ordinary shares pursuant to share option plans (in shares)		19,100,060
Share repurchase	(216,341,129)	(2,529)	(216,338,600)
Share repurchase (in shares)		(50,581,945)
Share-based compensation expense	61,801,912		61,801,912
Noncontrolling interests arising from acquisition of subsidiaries	20,553,531						20,553,531
Changes in equity ownership on partial disposal of subsidiaries	(264,327)		33,783				(298,110)
Disposal of subsidiaries	(76,088)						(76,088)
Cumulative translation adjustments	40,188,890					39,815,355	373,535
Share of post-acquisition movements in equity investee's other comprehensive income	1,640,453					1,640,453
Net income	160,812,255				162,677,038		(1,864,783)
Balance at Dec. 31, 2011	1,272,821,769	32,346	1,533,617,339		(400,275,876)	119,795,537	19,652,423
Balance (in shares) at Dec. 31, 2011		646,452,740
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares pursuant to share option plans	33,999	1,067	32,932
Issuance of ordinary shares pursuant to share option plans (in shares)		21,350,335
Share repurchase	(35,478,122)	(379)	(35,477,743)
Share repurchase (in shares)		(7,587,635)
Share-based compensation expense	63,637,373		63,637,373
Incremental acquisition of shares in a subsidiary	(367,946)		(374,974)				7,028
Disposal of subsidiaries	(19,031,493)						(19,031,493)
Cumulative translation adjustments	2,630,439					2,667,490	(37,051)
Dividend	(52,778,371)				(52,356,067)		(422,304)
Share of post-acquisition movements in equity investee's other comprehensive income	552,098					552,098
Net income	235,936,792				238,077,856		(2,141,064)
Balance at Dec. 31, 2012	$ 1,467,956,538	$ 33,034	$ 1,561,434,927		$ (214,554,087)	$ 123,015,125	$ (1,972,461)
Balance (in shares) at Dec. 31, 2012		660,215,440

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 235,936,792	$ 160,812,255	$ 186,264,103
Adjustments to reconcile net income to net cash provided by operating activities:
Bad debt expenses	13,050,644	16,013,208	454,624
Share-based compensation	63,637,373	61,801,912	45,591,618
Depreciation and amortization	41,542,954	44,784,923	45,876,222
Loss from equity method investment	18,561,776	43,632,613
Loss from cost method investment	1,525,602
Gain on disposal of equity interest of subsidiaries	(479,447)		(76,167,018)
Loss on disposal of equipment	157,437	1,910,363	318,815
Impairment loss for goodwill	907,776		5,736,134
Change in fair value of contingent consideration liabilities for acquisition of subsidiaries	1,179,080
Loss from earn out payment renegotiation	323,608
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(52,474,105)	(97,987,412)	(38,969,202)
Prepaid expenses and other current assets	(12,450,449)	(13,713,455)	3,179,398
Amounts due from related parties	992,775	(1,691,586)	2,407,864
Rental deposits	1,802,339	(9,808,859)	(27,688,926)
Accounts payable	(1,432,043)	(3,399,172)	11,318,600
Accrued expenses and other current liabilities	20,940,638	42,712,434	47,409,016
Amounts due to related parties	(1,622,108)	225,614	(513,469)
Income tax payable	34,012,549	26,348,666	(19,090,163)
Deferred taxes	(7,863,206)	8,516,251	(905,898)
Net cash provided by operating activities	358,249,985	280,157,755	185,221,718
Investing activities:
Purchase of equipment	(19,646,998)	(38,918,317)	(18,692,608)
Cash of disposed subsidiary	(2,377,556)		(40,805,068)
Proceeds from sale of a subsidiary	2,518,033	7,296,097	116,872,231
Purchase of subsidiaries and earn-out payment paid to acquire subsidiaries, net of cash acquired	(2,928,628)	(13,228,135)	(40,186,684)
Investment in an equity method investee		(61,003,263)
Proceeds from disposal of fixed assets	409,053	671,950	471,128
Increase in restricted cash	(74,746,909)	(199,346,126)
Cash received from the release of restricted cash	33,880,441
Cash paid for short-term investments	(359,595,041)	(1,124,033,872)	(137,551,150)
Sale of short-term investments	470,977,416	1,044,680,415	29,290,296
Net cash (used in) provided by investing activities	48,489,811	(383,881,251)	(90,601,855)
Financing activities:
Proceeds from short-term bank loans	34,424,704	175,000,000
Repayment of short-term bank loans	(134,021,173)	(75,000,000)
Proceeds from long-term bank loans	229,000,000	71,000,000
Repayment of long-term bank loans	(100,000,000)
Repayment of capital to noncontrolling interests		(396,720)
Proceeds from partial disposal of subsidiaries			10,980,282
Dividend payout	(52,778,371)
Proceeds from issuance of ordinary shares pursuant to share option plans	33,999	3,063,332	3,588,209
Share repurchase	(41,440,643)	(213,374,682)	(237,168,910)
Net cash used in financing activities	(64,781,484)	(39,708,070)	(222,600,419)
Effect of exchange rate changes	955,991	20,174,470	14,296,777
Net (decrease) increase in cash and cash equivalents	342,914,303	(123,257,096)	(113,683,779)
Cash and cash equivalents, beginning of year	331,218,497	454,475,593	568,159,372
Cash and cash equivalents, end of year	674,132,800	331,218,497	454,475,593
Supplemental disclosure of cash flow information
Income taxes paid	39,791,251	27,582,188	32,031,106
Interest paid	4,884,972	665,635
Non-cash investing activities:
Investment in a cost method investee		1,523,592
Acquisition of subsidiaries:
Acquisition payable	670,629	4,068,490	4,920,493
Liabilities recorded as a result of contingent consideration		15,515,662
Non-cash financing activities:
Payable for share repurchase		5,962,521	2,996,074
Proceeds from partial disposal of subsidiaries offset against other payables			$ 3,209,661

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Focus Media Holding Limited (“Focus Media Holding” or the “Company”) and all of its subsidiaries and consolidated variable interest entities (“VIEs”) are collectively referred to as the “Group”. The Group is mainly engaged in selling out-of-home advertising time slots on its network of flat-panel digital advertising (“LCD”) displays located in high traffic areas and in-store network. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

In January 2010, certain employees and management of Allyes Information Technology Company Limited, and its consolidated subsidiaries and affiliates (collectively, “Allyes”) and certain members of the Company’s management and directors entered into a definitive agreement with the Company and Allyes to buy-out an aggregate 38% interest in Allyes from the Company for a cash consideration of $13.3 million, which was determined based on the estimated fair value of $35 million as of January 1, 2010 and was derived from an income approach methodology. On July 30, 2010, the Company further sold its remaining 62% ownership to Silver Lake Management LLC (“Silver Lake”) , a third party investor, at a cash consideration of $124 million. Therefore, the results of Allyes and its consolidated subsidiaries and affiliates have been classified as discontinued operations for the year ended December 31, 2010.

During the third and fourth quarter of 2012, the Group disposed of four subsidiaries in the traditional outdoor billboard advertising business acquired in 2011. Due to medium term advertising spending uncertainties and the continued view of the Company that the traditional outdoor billboard network is not a core business segment, the Company decided to downsize this business segment by divesting four subsidiaries within the segment.  Therefore, the results of these four subsidiaries have been classified as discontinued operations for the years ended December 31, 2011 and 2012.

The Company announced on August 13, 2012 that its board of directors had received a preliminary non-binding proposal letter, dated August 12, 2012, from affiliates of FountainVest Partners, Carlyle Group, CITIC Capital Partners, CDH Investments and China Everbright Limited and Mr. Jason Nanchun Jiang, the chairman and chief executive officer, and Mr. Jiang’s affiliates to acquire all of the outstanding shares of the Company for $27.00 in cash per American depositary shares (“ADS”) or $5.40 in cash per ordinary shares (“Going Private” transaction).

On December 19, 2012, the Company entered into a definitive merger agreement with Giovanna Parent Limited and Giovanna Acquisition Limited in relation to the Going Private transaction.  Subject to the terms and conditions of the merger agreement, at the effective time of the merger, Giovanna Acquisition Limited will merge with and into the Company, with the Company continuing as the surviving corporation and a wholly-owned subsidiary of Giovanna Parent Limited, or the merger. Pursuant to the merger agreement, each of the ordinary share issued and outstanding immediately prior to the effective time of the merger will be cancelled and cease to exist in exchange for the right to receive $5.50 in cash. The merger is subject to various closing conditions, including a condition that the merger agreement be authorized and approved by an affirmative vote of shareholders representing two-thirds or more of the ordinary shares present and voting in person or by proxy as a single class at a meeting of the Company’s shareholders convened to consider the authorization and approval of the merger agreement.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which the Company retrospectively adopted during 2012.

(b) Basis of Consolidation

The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see Note 3 for related risks and uncertainties).

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests either on the basis of relative ownership interest or in accordance with contractual agreements that specify a different allocation, such as in the case of VIEs. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

(c) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash is deposited in bank accounts as security for bank borrowings. These deposits carry fixed interest rates and are released when the related bank borrowings are settled by the Group.

(d) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in accrual of promotion and marketing expenses, impairment of long-lived assets, equity method investment and goodwill, the recognition and measurement of current and deferred income tax assets. The actual results experienced by the Group may differ from management’s estimates.

(e) Short-term investments

The Group enters into asset management agreements to invest in debt securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.

The Group routinely reviews held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.

As of December 31, 2011 and 2012, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.

(f) Long-term investments

Investments in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company, which to date the Company has not. On the basis of the duration and severity of the decline in the market price of the equity affiliates shares, the Group concluded that there has been a loss in value of the investment that is other-than-temporary and recorded an impairment loss of nil, $38,265,294 and $7,264,781, for the years ended December 31, 2010, 2011 and 2012, respectively.

Other investments

Investments in private companies with an ownership interests less than 20% in which the Group does not have significant influence, are accounted for by the cost method of accounting and are recorded at the lower of cost or fair market value The Group evaluates its investments in private companies for impairment whenever events or changes in circumstances indicate that the carrying amount of its investment is lower than its fair market value and that the loss in value of the investment is other-than-temporary. When these events occur, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair market value.

(g) Equipment, Net

Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Gains and losses from the disposal of property and equipment are included in income from operations.

(h) Acquired Intangible Assets, net

Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.

(i) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(j) Impairment of Goodwill

The Group tests goodwill for possible impairment on an annual basis as of December 31 of each year and at any other time if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Two-step impairment test is performed. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

(k) Revenue Recognition

The Group’s revenues are primarily derived from advertising services.

Revenues from advertising services are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

The Group generates advertising service revenues from the sale of advertising time slots in its various networks, including the LCD display network, the in-store network, the poster frame network, and the movie theatre network, which represents big screen space leased from movie theatres and on traditional billboard network. The Group determines the services are delivered when the advertisements are broadcasted according to the contracts, which set forth the type of device, the number of devices, location and number of buildings, broadcasting period, length of the advertisement and frequency of the advertisement to be broadcasted. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates and sales taxes, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met. Sales taxes incurred during the years ended December 31, 2010, 2011 and 2012 were $49,881,754, $67,923,544 and $47,540,877, respectively.

Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.

(l) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease periods.

(m) Advertising Costs

The Group expenses advertising costs as incurred. Total advertising expenses were $718,877, $753,650 and $716,558 for the years ended December 31, 2010, 2011, and 2012, respectively, and have been included in general and administrative expenses.

(n) Foreign Currency Translation

The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating expenses (income), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as other comprehensive income in the statements of comprehensive income (loss).

(o) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities determined based on recognition and measurement requirements for tax position and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amount of the assets or liabilities are recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.

(p) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments and share of post-acquisition movements in equity investee’s other comprehensive income. Comprehensive income is reported in the consolidated statements of comprehensive income (loss).

As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments of the Group and that of the Group’s share of post-acquisition movements in equity investee.

(q) Purchase Price Allocation

Business acquisitions are accounted for using the purchase method of accounting. The Group allocates the total purchase price of an acquisition to the fair values of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition, with the excess purchase price recorded as goodwill. As part of this allocation process, the intangible assets acquired are identified, the values are attributed and the useful lives are estimated. The preliminary purchase price allocation is adjusted, as necessary, after the acquisition closing date through the end of the measurement period of one year or less as when the valuations for the assets acquired and liabilities assumed is finalized.

Purchase price allocations are determined based on a number of factors, including a valuation report provided by third party appraisal firms in some cases. The valuation analysis normally utilizes and considers appropriate valuation methodologies such as the income, market, cost and actual transaction of the Group’s shares approach. Certain assumptions, which include projected cash flows and replacement costs, are incorporated in the valuation analyses.

In the valuation of intangible assets, including operating lease agreements, customer bases, and contract backlogs, and indication of value is developed through the application of a form of income approach, known as multi-period excess earnings method. The first step to apply the multi-period excess earnings method is to estimate the future debt-free net income attributable to the intangible assets. The resulting debt-free net income is then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. These assets include fixed assets, working capital and other intangible assets.

Valuation of the trademarks is based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty that would have been paid for use of the asset can be attributed to that asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.

The valuation of non-compete agreements is determined based on estimated losses attributable to potential competition, should the non-compete clause not exist.

(r) Fair Value of Financial Instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(s) Share-based Compensation

The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

The Group’s total share-based compensation expense for the years ended December 31, 2010, 2011 and 2012 was $45,591,618, $61,801,912 and $63,637,373, respectively.

The following table summarizes the share-based compensation recognized in the consolidated statements of income:

	For the years ended December 31,
	2010	2011	2012
Cost of sales	$976,822	$879,413	$1,821,009
General and administrative	40,272,194	57,119,416	56,560,824
Selling and marketing	4,342,602	3,803,083	5,255,540

Total	$45,591,618	$61,801,912	$63,637,373

(t) Income (Loss) per Share

Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(u) Non-controlling Interest

As of December 31, 2011 and 2012, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2010	2011	2012
Net income attributable to Focus Media	$184,273,477	$162,677,038	$238,077,856

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	3,817,579	33,783	—
Decrease in Focus Media’s additional paid-in capital due to incremental acquisition of shares in a subsidiary	—	—	(374,974)

Net transfers (to) from non-controlling interest	3,817,579	33,783	(374,974)

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$188,091,056	$162,710,821	$237,702,882

(v) Government grants

Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were $15,797,209, $19,937,901 and $34,340,993 for the years ended December 31, 2010, 2011 and 2012, respectively, of which, $14,706,120, $19,937,901 and $34,340,993 was recorded as other operating income in the consolidated statements of income and $1,091,089, nil and nil was related to discontinued operations.

(w) Related parties

Affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(x) Recently Issued Accounting Standards

On July 27, 2012, the Financial Accounting Standard Board (“FASB” issued Accounting Standards Update (“ASU”) 2012-02, which allows entities who test indefinite-lived intangible assets for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. Management believes the adoption of ASU 2012-02 will not materially impact the Group.

Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities

3. Variable Interest Entities

The Group conducts substantially all of its operations through Focus Media Technology (Shanghai) Co., Ltd. and its subsidiaries (hereinafter collectively referred as “the PRC operating subsidiaries”). Due to PRC government restrictions that apply to foreign investment in China’s advertising industry, prior to the PRC operating subsidiaries obtaining the required licenses, the Group’s advertising business was historically conducted through contractual arrangements among the PRC operating subsidiaries and the VIEs, and their respective shareholders. Each of the contractual arrangements with the VIEs and their respective shareholders may only be amended with the approval of the Company’s audit committee or another independent body of the board of directors of the Company, and may be terminated by an agreement of all parties thereto. In 2012, the Group converted certain PRC operating affiliates, which were VIEs into directly owned PRC operating subsidiaries. Revenues attributable to VIEs accounted for 4.2%, 1.5%, and 0.5% of the Company’s consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively.

The following is a summary of the material provisions of these agreements.

Transfer of Ownership When Permitted By Law

The equity owners of the relevant VIEs have granted the relevant PRC operating subsidiary or its designee an exclusive option to purchase all or part of their equity interests in the relevant VIEs, or all or part of the assets of the relevant VIEs, for a purchase price equal to the registered capital of the relevant VIEs, or such higher price as required under PRC laws at the time of such purchase, at any time determined by the relevant PRC operating subsidiary and to the extent permitted by PRC law. The call option agreement will terminate when the equity interests in the VIEs is legally transferred to the relevant PRC operating subsidiaries.

Voting Arrangements

The equity owners of the VIEs have granted an individual designated by the relevant PRC operating subsidiaries the right to appoint all of the directors and senior management of the VIEs and all of their other voting rights as shareholders of the VIEs, as provided under the articles of association of each such entity, to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and distributing dividends or other proceeds from the VIEs. The agreement is valid for twenty years and shall be automatically renewed for another one year when the term (whether original or extended, if applicable) of the agreement is due.

Equity Pledge Agreements

The equity owners pledge their respective equity interest in the relevant VIEs, to certain of the PRC operating subsidiaries to secure their obligations under the respective loan agreements between the relevant shareholder and PRC operating subsidiary, for the sole purpose of contributing or increasing the registered capital of the VIEs, and acquiring certain of the Company’s regional distributors, respectively. Under these equity pledge agreements, each relevant shareholder has agreed not to transfer, assign, pledge or otherwise dispose of their interest in the relevant VIE, without the prior written consent of the relevant PRC operating subsidiary. The equity pledge agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement.

Loan Agreements

Loans were provided to the equity owners of the VIEs solely for the purpose of establishing or increasing the registered capital of the VIEs. The loans were granted without interest. The loans have 10-year or 15-year duration and cannot be repaid before maturity without written approval from the lenders.

Risks in Relation to the VIE Structure

The Company has concluded that these contractual arrangements are legally enforceable and provide the Company with effective control of the VIEs. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

·                 The VIEs and their respective shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

·                 The VIEs or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

·                 The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may not be properly registered or may be deemed improperly registered or the VIEs or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

·                 The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

·                 It may be difficult to finance the VIEs by means of loans or capital contributions. Loans from the Group’s offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. Because the VIEs are domestic PRC enterprises owned by nominee shareholders, the Group’s not likely to finance their activities by means of direct capital contributions as well.

These contractual agreements provide the Company effective control over the VIEs.

The call option agreements and voting arrangements provide the PRC Operating Subsidiaries effective control over the VIEs, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through its PRC Operating Subsidiaries, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE, it has been deemed to be the primary beneficiary of the VIEs and has consolidated the respective VIEs since the date of execution of such agreements.

The Company has not provided financial or other support during the periods presented to the VIEs that was not previously contractually required to provide.

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	December 31,
	2011	2012
Cash and cash equivalents	$31,489,211	$3,569,002
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	4,465,802	484,869
Rental deposits	7,890,513	5,008,834
Other current assets	1,607,836	732,515

Total current assets	$45,453,362	$9,795,220
Rental deposits	2,799,863	1,552,404
Equipment, net	5,874,342	1,956,549
Acquired intangible assets, net	2,366,486	152,547
Goodwill (Note 1)	404,623,715	10,220,065
Other long-term assets	630,394	42,116

Total long-term assets	$416,294,800	$13,923,681

Total assets	$461,748,162	$23,718,901

Accounts payable	4,321,376	493,885
Accrued expenses and other current liabilities	16,878,170	9,328,748
Income taxes payable	3,051,811	3,575,786
Deferred tax liabilities	1,753,744	899,788

Total current liabilities	26,005,101	14,298,207
Total long-term liabilities	$791,750	$—

Total liabilities	$26,796,851	$14,298,207

	For the ended December 31,
	2010	2011	2012
Net revenues	$21,491,910	$11,550,022	$4,750,718
Gross loss	(19,019,078)	(22,512,385)	(17,072,713)
Net loss	$(35,930,035)	$(41,077,487)	$(26,973,766)

Note 1: In 2012, the Group converted certain PRC operating affiliates, which were VIEs into directly owned PRC operating subsidiaries, therefore the goodwill associated with acquisitions of the PRC operating affiliates in the early stages of the Group’s corporate history decreased from $404.6 million, as of December 31, 2011, to $10.2 million, as of December 31, 2012.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

4. Acquisitions

2010 acquisitions:

The Group acquired five entities in the poster-frame advertising business for fixed cash consideration of $5,347,562 in aggregate in 2010. There was no contingent consideration related to these acquisitions. The Group recognized acquired intangible assets of $1,192,206 and recognized goodwill of $3,958,444, which was assigned to the poster frame reporting unit.

2011 acquisitions:

The Group acquired four entities in the traditional outdoor billboards advertising business for total estimated consideration of $19,881,929, of which $4,366,267 was paid in 2011 and the remaining acquisition purchase price payable of $15,515,662 is unpaid, of which $2,409,602 was current and $13,106,060 was non-current (the four entities were subsequently disposed in 2012, see Note 5). The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

	Value	Amortization period
Net assets acquired	$466,809
Intangible assets
Lease agreement	17,484,332	7-9 years
Customer base	6,170,136	5-10 years
Trademark	855,131	N/A
Non-compete agreement	253,628	3 years
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)

Total	$19,881,929

In addition, the Group acquired four entities in the LCD business and three entities in the poster-frame advertising business for cash consideration of $1,893,888 and $2,412,618 in aggregate, respectively, in 2011. There are no contingent consideration provisions related to these acquisitions. The Group recognized acquired intangible assets of $241,742 and $527,342 respectively, and recognized goodwill of $6,044,821 and $2,175,992, respectively.

2012acquisitions:

The Group did not acquire any subsidiary in 2012.

Pro forma results have not been shown for the years ended December 31, 2010 and 2011 as the acquisitions occurring during those periods, both individually and in the aggregate are not material to the consolidated statements of income for the relevant periods.

Disposition	12 Months Ended
Dec. 31, 2012
Disposition
Disposition

5. Disposition

2010 Disposition

In January 2010, certain employees and management of Allyes and certain members of the Company’s management and directors entered into a definitive agreement with the Company and Allyes to buy an aggregate 38% interest in Allyes from the Company for cash consideration of $13.3 million. On July 30, 2010, the Company sold its remaining 62% interest to a third party investor for cash consideration of $124 million. Following the disposition of Allyes, the Group is no longer engaged in the internet advertising business and, therefore, the results of the internet advertising segment have been included in discontinued operations in the consolidated statements of income for all periods presented. The results of discontinued operations include net revenues and profit before tax of $80,599,956 and $5,150,739, respectively, related to Allyes and its subsidiaries and affiliates. The Group recorded a gain on disposal of $78,999,821 (net of $2,763,041 transaction cost), which has been included as a component of discontinued operations. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2010 and 2011.

Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948

Noncontrolling interest	15,992,898
Accumulated other comprehensive income	4,729,725

2011 Disposition

The Group did not dispose of any significant subsidiaries in 2011.

2012Disposition

In 2012, the Group disposed of four subsidiaries in traditional outdoor billboard segment through a series of individual transactions with their respective noncontolling interest shareholders. Each of the subsidiaries was considered a component of the Group and their results have been included in discontinued operations in the consolidated statements of income for the years ended December 31, 2012 and 2011 (the four subsidiaries were acquired in 2011, see Note 4). The results of discontinued operations include net revenues and pretax losses derived from these subsidiaries of $16,406,904 and $645,006, respectively for the years ended December 31, 2012, and $6,088,306 and $932,760, respectively for the year ended December 31, 2011, related to these subsidiaries. As part of the disposal, the Group recorded an impairment loss on goodwill of $907,776 relating to one of the disposed subsidiary, a charge due to the change in fair value of acquisition payables of $1,179,080 for all four disposed subsidiaries, and a combined gain on disposal of $479,447.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement
Fair Value Measurement

6. Fair Value Measurement

Other than the acquisition purchase price payable, the Group did not have any assets or liabilities that were required to be measured at fair value on a recurring basis as of December 31, 2010, 2011 and 2012. The Group’s assets or liabilities measured at fair value on a non-recurring basis in the periods presented include fair value measurement of reporting units applied in goodwill impairment testing (see Note 10), fair value measurement of an equity method investment and a cost method investment that resulted in other-than-temporary impairments (see Note 11 and 12, respectively).

The fair value measurement for the acquisition purchase price payable for the four subsidiaries in the outdoor billboard business was determined using the discounted cash flow method and were classified as current acquisition payables or non-current acquisition payables based on the estimated timing of payment. The major inputs included discount rate and management’s best estimate of the amount and timing of acquisition payables which involved significant judgment and were not observable or could be corroborated with market data. Therefore the fair value measurement is classified as level 3 measurement. In the third and fourth quarter of 2012, the Group disposed of these four subsidiaries and pursuant to the disposal agreements, the acquisition payables were cancelled upon disposition. Up to the date of disposal, the fair value of the acquisition purchase price payable in these four subsidiaries has increased by $1,179,080, resulting in a charge recognized in the consolidated statement of income for the year ended December 31, 2012. No change in fair value of acquisition purchase price payable was recognized for the year ended December 31, 2011.

The fair value measurements for acquired intangible assets and goodwill are classified as Level 3 measurements. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable. The estimates and assumptions include business assumptions, terminal value, discount rate, and tax amortization benefit. No impairment loss was recognized on acquired intangible assets for the years ended December 31, 2010, 2011 and 2012. An impairment loss of nil, nil, and $907,776, was recognized on goodwill for the years ended December 31, 2010, 2011 and 2012, respectively (See Note 10).

The fair value measurement for equity method investment, which investment is in the form of marketable securities, is classified as Level 1 measurement. The fair value measurement of cost method investment, which investment is in the form of unquoted investment, is classified as Level 3 measurement. An impairment loss of nil, $38,265,294, and $7,264,781 was recognized on equity method investment for the years ended December 31, 2010, 2011 and 2012, respectively (See Note 11). An impairment loss of nil, nil, and $1,525,602, was recognized on cost method investment, for the years ended December 31, 2010, 2011 and 2012, respectively (See Note 12).

The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, and other current assets, rental deposits, amount due from and due to related parties, bank loans and accounts payable. Except for long-term bank loan, the fair value of financial instruments approximates their carrying value as of December 31, 2011 and 2012 due to their short-term nature. The fair value of long term bank loan also approximates its fair value as the interest rate on the debt is close to prevailing market rate as of December 31, 2011 and 2012. The fair value measurement is classified as level 2. The Group does not use derivative instruments to manage risks.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
Accounts Receivable, Net

7. Accounts Receivable, Net

Accounts receivable, net of allowance for doubtful accounts of $31,068,977 and $40,210,266 for the years ended December 31, 2011 and 2012, respectively, consists of following:

	December 31,
	2011	2012
Billed receivable	$156,633,471	$156,556,987
Unbilled receivable	92,572,783	126,420,101

Total	$249,206,254	$282,977,088

Unbilled receivables represent amounts earned under advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of year	$33,596,096	$21,088,503	$31,068,977
Bad debt expenses	454,624	16,013,208	13,050,644
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)	(3,308,514)
Disposition of subsidiaries	(3,312,436)	—	(715,975)
Effect of exchange rate changes	743,886	1,221,459	115,134

Balance at end of year	$21,088,503	$31,068,977	$40,210,266

Equipment, Net	12 Months Ended
Dec. 31, 2012
Equipment, Net
Equipment, Net

8. Equipment, Net

Equipment, net consists of the following:

	December 31,
	2011	2012
Media display equipment	$232,824,888	$241,481,226
Computers and office equipment	13,163,322	14,201,284
Leasehold improvements	2,745,253	3,215,065
Vehicles	2,437,679	2,374,116

Total	251,171,142	261,271,691
Less: accumulated depreciation and amortization	(172,129,022)	(195,198,440)

Total	$79,042,120	$66,073,251

The majority of the Group’s display equipment is installed on the premises of its lessors from whom space is rented, such as residential complexes and commercial locations.

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was $28,270,063, $28,787,221 and $30,741,332, respectively, of which $355,004, $61,548 and $2,981 was related to discontinued operations.

The Group did not incur any impairment loss on equipment for the years ended December 31, 2010, 2011 and 2012, respectively.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net
Acquired Intangible Assets, Net

9. Acquired Intangible Assets, Net

As of December 31, 2011 and 2012, acquired intangible assets, net were comprised of the following:

	December 31,
	2011	2012
Cost:
Operation & broadcasting rights	$12,045,898	$12,075,412
Lease agreements	75,849,900	58,153,311
Customer base	31,524,825	25,301,848
Trademark	2,076,687	1,206,746
Others	5,051,269	4,804,318

Total	126,548,579	101,541,635

Accumulated amortization:
Operation & broadcasting rights	(9,518,838)	(12,075,412)
Lease agreements	(54,117,372)	(56,340,210)
Customer base	(21,858,528)	(23,790,665)
Trademark	(1,203,796)	(1,206,746)
Others	(4,824,610)	(4,802,727)

Total	(91,523,144)	(98,215,760)

Intangible assets, net	$35,025,435	$3,325,875

The Group recorded amortization expense as follows:

	For the years ended December 31,
	2010	2011	2012
Cost of revenues	$12,734,069	$10,435,479	$5,537,158
Selling and marketing	4,106,231	4,219,999	2,259,361
Gain or (loss) from discontinued operations	765,859	1,342,224	3,005,103

Total	$17,606,159	$15,997,702	$10,801,622

The Group did not incur impairment loss on acquired intangible assets for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group expects to record amortization expense of $2,070,173, $605,868, $569,965, $79,869, and nil for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

10. Goodwill

The Group’s goodwill primarily arises from the initial consideration paid and, for those acquisitions made prior to January 1, 2010, subsequent settlement of contingent consideration of the acquisitions. The changes in the carrying amount of goodwill by segment for the years ended December 31, 2011 and 2012 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Balance as of January 1, 2011	$411,534,224	$13,800,408	$—	$425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	4,481,856
Translation adjustments	699,894	258,614	385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676
Goodwill recorded as a result of contingent consideration resolved	337,363	—	—	337,363
Goodwill impairment	—	—	(907,776)	(907,776)
Disposal of subsidiaries	—	—	(19,081,873)	(19,081,873)
Translation adjustments	35,471	15,730	(127,218)	(76,017)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

The gross amount and accumulated impairment losses by segment as of December 31, 2011 and 2012 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	$427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,984,395	$427,858,544	$24,836,040	$873,586,755
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(434,202,382)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of $nil, $nil and $907,776 for the years ended December 31, 2010, 2011 and 2012, respectively.

Goodwill impairment in 2010

The Group settled contingent purchase consideration of $5,736,134 associated with the poster frame network reporting unit during the three months ended March 31, 2010. The amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the poster frame network reporting unit subsequent to December 31, 2009, the most recent impairment analysis date, which was still lower than the carrying amount of the poster frame network reporting unit on March 31, 2010.

The Group further settled contingent purchase consideration of $5,038,676 and $9,814,885 associated with the LCD display network and poster frame reporting units during 2010. The Group’s annual impairment test was performed for both reporting units using the income approach valuation method as of December 31, 2010, which indicated that the fair value of both reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Goodwill impairment in 2011

The Group’s annual impairment test was performed for three reporting units using the income approach valuation method as of December 31, 2011, which indicated that the fair value of all the three reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Goodwill impairment in 2012

The Group’s annual impairment test was performed for two reporting units using the income approach valuation method as of December 31, 2012, which indicated that the fair value of all the two reporting units significantly exceeded their carrying amounts. In 2012, the Group disposed of four subsidiaries in traditional outdoor billboard segment through a series of individual transactions with their respective noncontrolling interest shareholders (see Note 4). Prior to the disposal, these subsidiaries were first classified as held-for-sale, which was considered as a triggering event causing management to perform impairment assessment of the goodwill in these four subsidiaries, and based on the assessment, management believes that it is more likely than not that the carrying amount of goodwill in one of the subsidiaries may be impaired, hence and an impairment loss of $907,776 was recognized.

Equity Method Investment	12 Months Ended
Dec. 31, 2012
Equity Method Investment
Equity Method Investment

11. Equity Method Investment

On January 13, 2011, the Company purchased 15,331,305, or approximately 15%, of the outstanding shares of VisionChina Media Inc. (“Vision China”) (Nasdaq: VISN), one of China’s largest out-of-home digital television advertising networks on mass transportation systems, at a price of US$3.979 per share, equivalent to US$3.979 per ADS, for total cash consideration of $61,003,263. As of December 31, 2012, all the consideration has been paid.

The Company is the second largest shareholder of Vision China and also holds a directorship in Vision China’s board during the year ended December 31, 2012. Therefore, the investment is accounted for using the equity method of accounting.

As of December 31, 2011 and 2012, the carrying amount of the investment in Vision China consisted of:

	December 31,
	2011	2012
Underlying equity in net assets	$16,559,187	$1,001,140
Acquired intangible assets, net	2,451,631	—
Goodwill	—	—

Total carrying amount	$19,010,818	$1,001,140

Quoted market price	$1.24	$0.15
Aggregate market value	$19,010,818	$2,299,696

Impairment analysis was performed for the carrying amount of the investment in Vision China during the years ended December 31, 2011 and 2012, whenever impairment indicators existed during the years. The difference between the carrying amount and the market value was considered an other-than-temporary loss, and an impairment loss of $38,265,294 and $7,264,781 was recorded for the years ended December 31, 2011 and 2012, respectively.

Cost Method Investment	12 Months Ended
Dec. 31, 2012
Cost Method Investment
Cost Method Investment

12. Cost Method Investment

On December 7, 2010, the Company entered into a subscription agreement to subscribe 4,716 Class B ordinary shares, or 1.61% of the then outstanding ordinary shares of a private company, which is engaged in the up-market travel consolidator businesses including but not limited to online airline and hotel ticketing business and other related services, for a consideration of approximately $1.5 million. In January 2011, it was further agreed that the consideration would be settled through the provision of advertising services by one of the PRC operating subsidiaries of the Group to this investee. As of December 31, 2012, the advertising services have been provided and investment is accounted for using the cost method.

The Group recorded impairment loss of $1.5 million on the investment for the year ended December 31, 2012, as a result of review and discussion of the performance of the investee, the difference between the carrying amount and the fair value was considered an other-than-temporary loss.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

13. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued promotion and marketing expenses	$55,194,967	$66,545,722
Accrued agency rebates	11,145,756	16,432,701
Other accrued expenses	5,012,051	5,547,333
Other taxes payable	33,859,333	35,927,318
Advance from customers	31,442,821	27,167,568
Accrued employee payroll and welfare	9,359,197	15,078,110
Payables related to acquisitions	6,478,092	670,629
Withholding individual PRC income tax	1,155,464	—
Accrual for litigations (see Note 20)	2,000,000	—
Payables related to share repurchase	5,962,521	—
Amount due to noncontrolling interest shareholders	5,475,408	6,204,756
Others	6,667,916	5,866,796

Total	$173,753,526	$179,440,933

Bank Loans	12 Months Ended
Dec. 31, 2012
Bank Loans
Bank Loans

14. Bank Loans

	December 31,
	2011	2012
Short -term revolving loan — note (a)	$100,000,000	$—
Long -term revolving loan — note (b)	71,000,000	—
Long -term loan — note (c)	—	200,000,000

Total	$171,000,000	$200,000,000

(a)         The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC (“Bank A”), and is secured by a stand-by letter of credit issued by PRC based financial institution (“Bank B”). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 and 2012 was approximately 2.4% and 2.3%, respectively. The short-term loan was replaced by a 6-year term loan in November 2012, see note c) below.

(b)         The long —term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the years ended December 31, 2011 and 2012 was about 2.4%.and 2.3%, respectively. The Group made further drawdown of $29,000,000 in April 2012 and the total outstanding principal of $100,000,000 was replaced by a 6-year term loan in November 2012 and the balance of the unamortized costs incurred previously in connection with the stand-by letter of credit was fully expensed to interest expense upon replacement.

(c)          On November 21, 2012, the Company entered into a 6-year term loan agreement with Bank A in the amount of $200,000,000 to replace the existing short-term and long-term revolving loans.  The term loan is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 1,512,000,000 (equivalent to $240,553,655) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 8,783,500 (equivalent to approximately $1,395,846) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of one-month LIBOR plus 3.9% per annum. The weighted average interest rate of this loan for the year ended December 31, 2012 was about 4.1%.  The long-term loan is repayable in November 2018.

The long-term bank loan (note c) contains financial covenants which require, at any time throughout the term of the loan, the consolidated net worth of the Company to be more than $1,000 million, the ratio of the consolidated gross debt of the Company to the consolidated EBITDA of the Company to exceed 2.5 times, and the consolidated gross debts of the Company to exceed 50% of the consolidated net worth of the Company. As of December 31, 2012, the Company met all the requirements of the financial covenants.

Other operating expenses (income), net	12 Months Ended
Dec. 31, 2012
Other operating expenses (income), net
Other operating expenses (income), net

15. Other operating expenses (income), net

Other operating expenses (income), net consists the following:

	For the years ended December 31,
	2010	2011	2012
Loss on disposal of subsidiaries	$1,544,922	$—	$—
Government subsidy income	(14,706,120)	(19,937,901)	(34,340,993)
Loss on disposal of equipment	248,785	1,910,363	157,437
Other income	(1,771,691)	(2,194,020)	(7,983,993)
Other expenses	540,159	4,073,571	3,579,469

Total	$(14,143,945)	$(16,147,987)	$(38,588,080)

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

16. Share-based Compensation

Share-based Compensation Plans for the Group

In December 2010, and December 2012, the 2010 Employee Share Option Plan (“2010 Plan”) and the 2013 Employee Share Option Plan (“2013 Plan”) were authorized respectively, under which the Group may issue incentive shares equal to no more than 5% and 3%, respectively, of the issued share capital of the Company, outstanding from time to time, including stock options and restricted shares to Company’s employees, officers, consultants and directors.

On December 28, 2010 and November 25, 2011, restricted shares to obtain 15,000,000 and 17,711,500 ordinary shares were granted to employees, officers, consultants and directors under the 2010 Plan, respectively. These restricted shares will vest over a period of three years.

Under the terms of each plan, options are generally granted at prices equal to the fair market value of the ordinary shares at the date of grant whereas restricted shares are granted without exercise price, and generally vest over two to four years with certain options vesting over one year. Options are expiring in 10 years from the date of grant. As of December 31, 2012, 11,057,760 options and 16,771,005 restricted shares were outstanding. The fair value of restricted shares was determined to be the market value of the ordinary shares on the date of grant whereas the fair value of options granted to employees was estimated on the date of grant using the Black-Scholes option-pricing model. No options were granted during the years ended December 31, 2010, 2011 and 2012.

The expected volatilities were estimated based on historical volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award.

A summary of the share option activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2012	11,156,760	$4.39
Forfeited	(86,500)	$5.72
Exercised	(12,500)	$1.70

Options outstanding at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

Options exercisable at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689
Options vested or expected to vest at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,283,299, $2,194,710, and $32,343, respectively.

A summary of the restricted share activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2012	38,169,245	$3.36
Vested	(21,337,835)	$3.08
Forfeited	(60,405)	$2.31

Restricted shares unvested at December 31, 2012	16,771,005	$3.74

The weighted average grant-date fair value of restricted shares granted for the years ended December 31, 2010 and 2011 were $4.24 and $3.54, respectively.  The Group did not grant restricted shares for the year ended December 31, 2012. Total fair value of share vested during 2010, 2011 and 2012 was 27,979,963, $64,154,920 and $100,140,627, respectively.

As of December 31, 2012, there was $32,598,140 in total unrecognized compensation expense related to unvested share-based compensation arrangements which is expected to be recognized over a weighted-average period of 1.66 years.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

17. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Focus Media (China) Holding Ltd. is subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit. No Hong Kong profit tax has been provided as the Group does not have assessable profit that is earned in or derived from Hong Kong during the years presented.

PRC

On January 1, 2008, a new EIT law (“New Law”) in the PRC took effect. The New Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The New Law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the New Law and which were entitled to a preferential tax treatment under the PRC Income Tax Laws, such as a reduced tax rate or a tax holiday.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. Preferential tax treatments will continue to be granted to industries and projects that are strongly supported and encouraged by the state, and enterprises that qualify as new and high technology enterprises strongly supported by the state (“HNTE”) under the New Law will be entitled to a 15% preferential EIT rate. The HNTE status needs to be renewed every 3 years and reapplied every 6 years.

On the same date, the State Council also issued the Notice of the State Council concerning Implementation of Transitional Tax Incentives for HNTE newly-established in Special Economic Zones and Shanghai Pudong New Area (“Circular 40”), which provides guidance of the income tax incentives for high tech companies established in the Special Economic Zones and Shanghai Pudong New Area, which enterprise income tax is exempted for the first and second year and levied at half-rate of 25% statutory rate from the third to fifth year.

Most of the Company’s PRC operating subsidiaries and VIEs transitioned from 33% to 25%, effective January 1, 2008. Those that enjoyed a lower tax rate of 15% as high-tech companies under the PRC Income Tax Laws will transition to the uniform tax rate of 25% from 2008 unless they obtain the HNTE status under the New Law. The Group has thus generally applied the 25% rate in calculating its deferred tax balances. Subsidiaries and VIEs with temporary differences reversing during the holiday period have used the reduced rates in calculating their deferred tax balance.

Beijing Focus Media Wireless Co., Ltd. qualified for the transitional rule under Circular 39 and thus enjoyed a 50% reduction off the transitional tax rate from 2009 through 2011 based on the transitional rule under the New Law. In 2011, the HNTE status of Beijing Focus Media Wireless Co., Ltd. was renewed after 3 years since it was first granted its HNTE status, therefore it enjoys a lower tax rate of 15% in 2012 and 2013. The Company’s 100% owned subsidiary, Focus Media Information Technology (China) Co., Ltd. was incorporated on August 22, 2008 in Shanghai Pudong New Area, and obtained the HNTE qualification on June 22, 2010 and its HNTE status will need to be renewed in 2013. Therefore, Focus Media Information Technology (China) Co., Ltd. is exempted from EIT for the two years ended December 31, 2010 and 2011 and enjoys a 50% reduction off the statutory rate from 2012 through 2014. Focus Media Culture Communication Co., Ltd. obtained approval from its in-charge tax authority in May 2012 and is therefore subject to 15% preferential EIT rate from 2011 to 2020, as the entity was established in the western region of China engaging in one of the encouraged industries.

The Group classifies interest and penalties relating to income tax matters within income tax expense. The amount of penalties and interest recorded for the years ended December 31, 2010, 2011 and 2012 was immaterial. The Group did not increase or decrease its liabilities for unrecognized tax benefits during the years ended December 31, 2010, 2011 and 2012, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2010	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542
Translation adjustment	11,981

Balance at December 31, 2012	$4,901,523

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 (approximately $16,000 as of December 31, 2012) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The status of limitations in Hong Kong is six years.

Composition of income tax expense

All of the Group’s income subject to income tax is generated within the PRC. The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax expense	$21,970,299	$45,952,177	$78,115,422
Deferred income tax expense (benefit)	365,280	8,764,386	(2,219,312)

	$22,335,579	$54,716,563	$75,896,110

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2010	2011	2012
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	10.90%	7.57%	5.90%
Effect of different tax rate applicable to the subsidiaries and VIEs	(4.75)%	(4.59)%	(3.24)%
Effect of tax holiday	(13.22)%	(12.07)%	(5.82)%
Effect of non-deductible expenses	11.04%	2.22%	2.94%
Change in valuation allowance	(11.18)%	0.58%	0.83%
Effect of adjustments of prior year tax benefit	—	—	(1.77)%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	2.32%	(0.94)%

Effective tax rate	17.79%	21.03%	22.90%

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	For the years ended December 31,
	2010	2011	2012
Tax holiday effect	$16,593,568	$30,742,016	$19,276,260
Net income from continuing operations per share effect — basic	$0.02	$0.05	$0.03
Net income from continuing operations per share effect — diluted	$0.02	$0.04	$0.03

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carry forwards	$4,813,056	$9,291,295
Accrued expenses temporarily non-deductible	18,889,739	17,982,589
Bad debt provision	7,324,158	12,537,859
Difference in fixed assets basis	5,620,343	2,486,055
Others	3,859,498	3,652,064
Total deferred tax assets	40,506,794	45,949,862
Valuation allowance on deferred tax assets	(5,091,664)	(7,646,610)

Net deferred tax assets	$35,415,130	$38,303,252
Classified as:
Current deferred tax assets	29,914,442	35,416,312
Non-current deferred tax assets	5,500,688	2,886,940

Deferred tax liabilities:
Difference in intangible asset basis	6,702,694	463,570
Unbilled revenue	24,252,501	18,851,073
Interest or subsidy income receivables	15,727,129	18,479,849
Others	6,966,720	5,870,678
Total deferred tax liabilities	$53,649,044	$43,665,170

Classified as:
Current deferred tax liabilities	33,550,044	31,463,939
Non-current deferred tax liabilities	20,099,000	12,201,231

As of December 31, 2012, the Group had net operating loss carry forwards of $37,178,616 that can be used against future taxable income. The net operating loss carry forwards will expire if unused in the years ending December 31, 2013 through 2017. The Group operates through multiple subsidiaries and the valuation allowance is considered on an individual subsidiary basis. Where a valuation allowance was not recorded, the Group believes that there was sufficient positive evidence to support its conclusion not to record a valuation allowance as it expects to generate sufficient taxable income in the future.

The valuation allowance in 2012 has increased compared with that of 2011 as the net operating losses incurred by some of the subsidiaries increased in 2012 for which the Group believes they cannot generate future taxable income sufficient to recognize the income tax benefit. Of the undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates of approximately $1,033 million at December 31, 2012, all of which are considered to be permanently reinvested and accordingly, no provision for PRC dividend withholding tax has been made thereon. The estimated unrecognized deferred tax liability relating to the undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates is approximately $51 million.

Net Income (loss) per Share	12 Months Ended
Dec. 31, 2012
Net Income (loss) per Share
Net Income (loss) per Share

18. Net Income (loss) per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	For the years ended December 31,
	2010	2011	2012
Income (numerator):
Net income from continuing operations	$103,186,528	$161,789,846	$237,001,456
Less: Net (income) loss from continuing operations attributable to Noncontrolling Interests	(1,549,654)	1,290,002	2,296,124

Net income from continuing operations attributable to Focus Media Holding Limited Shareholders	101,636,874	163,079,848	239,297,580

Net income (loss) from discontinued operations	83,077,575	(977,591)	(1,064,664)
Less: Net (income) loss from discontinuing operations attributable to Noncontrolling Interests	(440,972)	574,781	(155,060)

Net income (loss) from discontinuing operations attributable to Focus Media Holding Limited Shareholders	82,636,603	(402,810)	(1,219,724)

Income attributable to Focus Media Holding Limited Shareholders	$184,273,477	$162,677,038	$238,077,856

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	707,846,570	671,401,000	644,285,250
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	23,811,695	22,570,258	22,203,926

Weighted average ordinary shares outstanding used in computing diluted income per share	731,658,265	693,971,258	666,489,176

Income (loss) per share from continuing operations — basic	$0.15	$0.24	$0.37

Income (loss) per share from continuing operations — diluted	$0.14	$0.23	$0.36

Income (loss) per share from discontinued operations — basic	$0.12	$—	$—

Income (loss) per share from discontinued operations — diluted	$0.11	$—	$—

Net income per share — basic	$0.26	$0.24	$0.37

Net income per share — diluted	$0.25	$0.23	$0.36

For the years ended December 31, 2010, 2011 and 2012 the Group had 7,036,260, 5,304,495 and 7,102,005 share options and 13,620,000, nil and nil restricted shares outstanding, respectively, which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted net income per share in the years presented, as their effects would have been anti-dilutive.

Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2012
Mainland China Contribution Plan and Profit Appropriation
Mainland China Contribution Plan and Profit Appropriation

19. Mainland China Contribution Plan and Profit Appropriation

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits was $8,298,074, $12,614,542 and $17,279,755 for the years ended December 31, 2010, 2011 and 2012, respectively, including $1,103,397, $14,557, and $21,857 from discontinued operations.

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s PRC subsidiaries and PRC affiliates are prohibited from distributing their statutory capital and must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until such cumulative appropriation reaches 50% of the registered capital; the other fund appropriations are at the Group’s discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The Group’s subsidiaries and affiliates have allocated annual after-tax profits to each of their respective funds in compliance with these laws and regulations. For the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations of $21,211,346, $10,214,705 and $4,099,511, respectively.

As a result of these PRC laws and regulations, as of December 31, 2012, the Group’s PRC subsidiaries and PRC affiliates are restricted in their ability to transfer $244,628,141 of their net assets to Focus Media Holding in the form of dividends, loans or advances.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

20. Commitments and Contingencies

{a} Leases commitments

The Group has entered into certain leasing arrangements relating to the placement of the flat-panel digital screens, poster frames and outdoor billboards in various locations, as well as advertisement time slots on movie screens prior to movie screening, where the Group operates the networks and in connection with the lease of the Group’s office premises. Rental expense under operating leases for the years ended December 31, 2010, 2011 and 2012 were $134,658,367, $183,150,750 and $206,992,161, respectively.

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2013	$147,753,898
2014	54,961,789
2015	15,083,690
2016	1,490,892
2017 and thereafter	408,988

Total	$219,699,257

{b} Purchase commitments

As of December 31, 2012 commitments outstanding for the purchase of equipment were $10,118,775, majority of which will be fulfilled in 2013.

{c} Legal and regulatory proceedings

The Group is a defendant in ongoing lawsuits as described below:

Iron Workers Case

On February 22, 2013, Iron Workers Mid-South Pension Fund filed a putative class action in the United States District Court for the Northern District of California against the Company, the Company’s directors, Giovanna Parent Limited and Giovanna Acquisition Limited, collectively (“the defendants”).  The complaint relates to the definitive agreement and plan of merger, (“the Going Private Merger Agreement”), with Giovanna Parent Limited and Giovanna Acquisition Limited announced on December 19, 2012, pursuant to which Giovanna Parent Limited will acquire the Company for US$5.50 per ordinary share or US$27.50 per ADS, (the “Going Private Transaction”).  Plaintiff alleges, among other things that (i) the proposed purchase price for the shares under the Going Private Merger Agreement and related sale process were unfair and inadequate, (ii) the defendants disseminated a false and materially misleading proxy statement which failed to disclose all the material information concerning the Going Private Transaction, and (iii) the Company’s directors acted in a manner oppressive or otherwise prejudicial to the shareholders of the Company.  The complaint asserted claims for violation of Securities and Exchange Act (“Exchange Act”) § 14(a) and Rule 14a-9, (ii) for violation of Exchange Act § 20(a), and (iii) for oppression pursuant to Section 92(e) of the Cayman Companies Code.  Plaintiff sought (i) injunctive relief barring consummation of the Going Private Transaction, unless the Company adopts and implements a procedure or process to obtain a transaction that provides the best possible terms for shareholders and the defendants disclose all the material information to shareholders, (ii) a directive to the individual defendants to comply with their duties under applicable law by obtaining a transaction which is in the best interests of the Company’s shareholders, and (iii) rescission of, to the extent already consummated, the Going Private Transaction.  The Company was served on March 7, 2013.  On March 19, 2013, the Company moved to dismiss the complaint for failure to state a claim. On March 26, 2013, the named plaintiff voluntarily dismissed the action without prejudice.

Palny Case

On December 12, 2011, Tom Palny filed a putative class action in the United States District Court for the Southern District of New York against the Company and certain of its current or former officers and directors. The complaint relates to certain allegations made by the firm Muddy Waters about the Company in a series of releases in November 2011, and alleges that the Company’s public filings, including our 2006, 2007, 2008, 2009 and 2010 Form 20-Fs, the Form F-1 and Prospectus filed in connection with our November 2007 follow-on public offering, and third quarter 2011 earnings press release, contain material misstatements and omissions. On March 30, 2012, the court appointed Xuechen Yang as lead plaintiff. Defendants have not yet been served with the complaint. The Company intends to defend itself vigorously against these allegations as the Company believes it has meritorious defenses to the alleged claims. As of December 31, 2012, the Company does not believe the outcome of the case is probable or reasonably estimable.

November 2007 Follow-on Offering Case

On November 27, 2007, Eastriver Partners, Inc. filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Company and the underwriters of the November 2007 public offering.

On December 21, 2007, Scott Bauer filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Company, certain of the Company’s officers and directors, and the underwriters of the November 2007 public offering.

Both complaints allege that the Company’s registration statement on Form F-1 on November 1, 2007 as amended, and the related prospectus contained inaccurate statements of material fact. The Company advanced has meritorious defenses against the claims alleged and defended against these lawsuits vigorously. On March 29, 2010, the court issued an opinion granting the Company’s motion to dismiss. On March 30, 2010, the court entered a judgment dismissing the case. The plaintiffs filed a notice of appeal on April 29, 2010 appealing the judgment granting our motion to dismiss. On September 26, 2011, the plaintiffs and the Company entered into a settlement agreement, under which the Company will contribute $2 million for settlement (the “Settlement Agreement”), which was accrued as of December 31, 2011. On December 16, 2011, or the settlement agreement was preliminarily approved by the court and the court scheduled a settlement hearing for March 30, 2012. By order dated April 24, 2012, the court gave final approval to the settlement and the settlement was made in April 2012 accordingly.

Regulatory Inquiry

On March 14, 2012, the Security Exchange Commission (“the SEC”) informed the Company that it was initiating a non-public investigation into whether there had been any violations of the federal securities laws related to the Company (“ the SEC Inquiry”). The SEC advised the Company that the existence of the investigation should not be construed as an indication by the SEC or its staff that the Company or any of its officers or directors had violated any of the federal securities laws.

As part of its investigation, the SEC requested that the Company to voluntarily provide certain documents and other information. The
Company agreed to voluntarily cooperate with the SEC and, through its legal counsel, has been cooperating with the investigation by providing the SEC with documents and information as well as having its legal counsel to meet with the SEC.

The SEC’s initial and follow-up information requests cover a broad range of documents and information related to the Company’s operations, finances and transactions, with a primary focus on the acquisitions, investments, restructurings and divestitures, including those transactions related to Allyes.

The Company intends to continue to cooperate fully with the SEC’s investigation and will continue to provide the SEC with the requested information and documentation. Because this matter is ongoing, the Company cannot predict the scope, duration or outcome of the SEC Inquiry.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

21. Segment Information

The Group is mainly engaged in selling advertising time slots on its network of flat-panel digital advertising displays located in high traffic areas such as commercial locations and residential complexes. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making decisions, allocating resources and assessing the performance. The Group has determined that it has five reportable segments, which are LCD display network, in-store network, poster frame network, movie theater network and traditional outdoor billboards. These segments all derive their revenues from the sale of advertising services. Prior to the disposition of Allyes in 2010, as described in Note 1, the Group had an additional reportable segment, internet advertising, which was reclassified to discontinued operations for all periods presented. The movie theater and traditional outdoor billboards segments were combined in prior years, but have been separately disclosed for all periods presented.

The Group’s CODM does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segment. The following table presents selected financial information relating to the Group’s segments:

2012:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$465,482,598	$51,787,463	$301,557,575	$76,654,316	$32,019,085	$—	$927,501,037
Net revenue — intersegment	8,540,978	—	31,597,847	405,676	17,288	(40,561,789)	—

Total net revenues	474,023,576	51,787,463	333,155,422	77,059,992	32,036,373	(40,561,789)	927,501,037
Total cost of revenue	145,051,125	21,504,233	124,654,020	33,628,231	35,319,745	(40,561,789)	319,595,565

Gross profit	$328,972,451	$30,283,230	$208,501,402	$43,431,761	$(3,283,372)	$—	$607,905,472

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$49,508,907	$—	$786,531,871
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	52,385,608	(59,977,124)	786,531,871
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	45,487,228	(59,977,124)	284,451,279

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$6,898,380	$—	$502,080,592

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

Major Customers

The Group contracts either directly with advertisers or through advertising agents. Details of the customers accounting for 10% or more of total net revenues were as follows:

	Net revenues
	For the years ended December 31,
	2010	2011	2012
Customer A	N/A	N/A	10.39%

The accounts receivable from customers, either advertisers or advertising agents, including their affiliates, which comprised over 10% of the Group’s accounts receivable, as of year end are as follows:

	Accounts receivable
	December 31,
	2011	2012
Customer A	11.56%	10.23%

Major Service lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2010		2011		2012
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousands of U.S. dollars, except percentages)
Net revenue:
LCD display network	$297,641,916	57.7%	$444,364,783	56.5%	$465,482,598	50.2%
In-store network	37,777,154	7.3%	56,374,245	7.2%	51,787,463	5.6%
Poster frame network	121,893,079	23.6%	185,448,868	23.6%	301,557,575	32.5%
Movie theater network	18,094,945	3.5%	50,835,068	6.5%	76,654,316	8.3%
Traditional outdoor billboards	40,907,603	7.9%	49,508,907	6.2%	32,019,085	3.4%

Total net revenue	$516,314,697	100.0%	$786,531,871	100%	$927,501,037	100%

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

22. Related Party Transactions

Details of advertising service revenue from related parties for the years ended December 31, 2010, 2011 and 2012 for the Group is as follows:

		For the years ended December 31,
Name of related parties	Director interested	2010	2011	2012
Fangcaoji Cosmetics	Jason Nanchun Jiang	—	—	22,488
TCL Corporation	Ying Wu	—	—	15,735
Shanghai the Dream Network Technology	Jason Nanchun Jiang	—	—	578,769
R.Y.B. Education Institution	Fumin Zhuo	—	—	1,961
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	—	60,332
Sina.com	Charles Cao	1,034,741	1,466,979	3,545
Sohu.com	Daqing Qi	738,947	—	156,580
China Vanke Co., Ltd.	Daqing Qi	465,998	909,109	1,841,634
Home-Inn	Neil Nanpeng Shen	—	—	215
Ctrip.com	Neil Nanpeng Shen	79,601	—	474,414
51.com	Neil Nanpeng Shen	22,993	—	—
Qihoo.com	Neil Nanpeng Shen	17,461	—	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	385,720	13,911	—
StormNet Information Technology	David Zhang	2,569	—	—
Tea Care Group Ltd.	Fumin Zhuo	697,071	5,461	55,863
Fosun International Limited	Major Shareholder	—	4,613,446	1,259,265
Joyyoung, Inc.	Ying Wu	—	13,313	—
Shen Yin Wan Guo Securities Co., Ltd.	Fumin Zhuo	—	5,661	—
Redbaby.com	Jason Nanchun Jiang	—	4,465,478	—
Tuan800.com	Jason Nanchun Jiang	—	468,410	—
Juewei Foods, Inc.	Jason Nanchun Jiang	—	544,106	242,589
Bona Film Group Ltd.	Daqing Qi	—	2,089,420	474,535

Total		$3,445,101	$14,595,294	$5,187,925

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2010, 2011 and 2012 were as follows:

		For the years ended December 31,
Name of related parties	Director interested	2010	2011	2012
Sina.com	Charles Cao	$11,655,724	$—	$—
Sohu.com	Daqing Qi	8,047,723	—	—
Bona Film Group Ltd.	Daqing Qi	359,287	2,996,195	873,437
Ctrip.com	Neil Nanpeng Shen	130,251	—	—
51.com	Neil Nanpeng Shen	7,968	—	—
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	—	76,577
StormNet Information Technology	David Zhang	27,266	—	—

Total		$20,228,219	$2,996,195	$950,014

Details of amounts due from related parties representing advertising services provided or advances paid for advertising space leased as of December 31, 2011 and 2012 are as follows:

		December 31
Name of related parties	Director interested	2011	2012
TCL Corporation	Ying Wu	—	54,885
Shanghai the Dream Network Technology	Jason Nanchun Jiang	—	429,932
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	26,155
Ctrip.com	Neil Nanpeng Shen	—	181,339
Bona Film Group Ltd.	Daqing Qi	305,928	126,998
Tea Care Group Ltd.	Fumin Zhuo	61,803	—
China Vanke Co., Ltd.	Daqing Qi	160,013	139,662
Redbaby.com	Jason Nanchun Jiang	1,021,150	—
Juewei Foods, Inc.	Jason Nanchun Jiang	108,985	74,163
Fosun International Limited	Major Shareholder	166,557	42,102

Total		$1,824,436	$1,075,236

Details of amounts due to related parties representing trade payables for advertising services purchased or advances received for advertising services sold as of December 31, 2011 and 2012 are as follows:

		December 31,
Name of related parties	Director interested	2011	2012
TCL Corporation	Ying Wu	$—	$2,550
China Vanke Co., Ltd.	Daqing Qi	25,617	—
Tea Care Group Ltd.	Fumin Zhuo	—	3,470
Fosun International Limited	Major Shareholder	1,313,482	32,615
Bona Film Group Ltd.	Daqing Qi	755,712	493,177
Redbaby.com	Jason Nanchun Jiang	55,659	—
Juewei Foods, Inc.	Jason Nanchun Jiang	45,434	45,545

Total		$2,195,904	$577,357

Other related party transactions

In January 2010, certain Allyes employees and management and directors and certain members of the Group’s management and directors entered into a definitive agreement with the Group and Allyes to purchase an aggregate 38% interest in Allyes from the Group. In order to encourage Allyes Online management to invest (and thus remain with the business), Jason Jiang and Kit Low, who was already active with the Group and was in the process of being appointed its chief financial officer, offered to invest their own capital in Allyes under the same terms that the Group was offering to Allyes’ management. By making this offer, Messrs. Jiang and Low attempted to show their confidence in Allyes’ business, so that they could encourage the remaining Allyes team to invest, stay in their positions, and commit to Allyes’ success. Pursuant to the terms of the agreements, the purchasing Allyes and Group management members paid an aggregate $13.3 million for a 38% interest of Allyes. The Group performed a valuation of Allyes as of the closing date of the transaction and determined that the price paid to acquire the interest approximated fair value. The transaction was approved by all independent directors on the board. This transaction was part of initiatives the Group was taking to incentivize management to enhance the future business model of Allyes and thereby to seek long term sustainable growth for the Group and investors.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

23. Subsequent Events

On March 1, 2013, the Board of Directors of the Company has authorized and approved certain resolutions, pursuant to which:

1.              The vesting schedules of the restricted shares granted to Mr. Jason Nanchun Jiang and companies owned by him are amended and will become vested immediately prior to the closing of the Going Private Transaction (the “Closing Date”), and shall not vest on any scheduled vesting dates otherwise applicable to such restricted shares between the close of business on January 1, 2013 and the vesting of such restricted shares immediately prior to the Closing Date;

2.              The vesting schedules of the restricted shares granted to certain senior management of the Company (the “Senior Management”) are amended in which the restricted shares granted to the Senior Management remain unvested after January 1, 2013 notwithstanding the occurrence of any scheduled vesting dates otherwise applicable to such restricted shares between the close of business of January 1, 2013 and the Closing Date; and such restricted shares will be cancelled at the Closing Date in exchange for restricted share units of the merged entity; and,

3.              Certain provisions in the Company’s share incentive plans and the outstanding grants made thereunder are amended, all award agreements applicable to each of the share incentive plans shall be terminated as of the Closing Date, and all of the Company’s share incentive plans shall be terminated and cease to exist at the Closing Date.

On March 25, 2013, the Company announced and called for an extraordinary general meeting of shareholders to be held on April 29, 2013 for the purpose of voting on the authorization and approval of the merger agreement and the merger. On April 29, 2013, the extraordinary general meeting was held and the Company’s shareholders voted in favour of the proposal to authorize and approve the merger agreement and the merger. Upon completion of the merger, the Company will become a privately held company and its ADSs will no longer be listed on NASDAQ.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation

(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the Consolidated Statements of Comprehensive Income as required by new accounting guidance, which the Company retrospectively adopted during 2012.

Basis of Consolidation

(b) Basis of Consolidation

The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see Note 3 for related risks and uncertainties).

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests either on the basis of relative ownership interest or in accordance with contractual agreements that specify a different allocation, such as in the case of VIEs. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

Cash and Cash Equivalents and Restricted Cash

(c) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash is deposited in bank accounts as security for bank borrowings. These deposits carry fixed interest rates and are released when the related bank borrowings are settled by the Group.

Use of Estimates

(d) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in accrual of promotion and marketing expenses, impairment of long-lived assets, equity method investment and goodwill, the recognition and measurement of current and deferred income tax assets. The actual results experienced by the Group may differ from management’s estimates.

Short-term investments

(e) Short-term investments

The Group enters into asset management agreements to invest in debt securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.

The Group routinely reviews held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.

As of December 31, 2011 and 2012, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.

Long-term investments, investments in affiliates

(f) Long-term investments

Investments in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of income and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company, which to date the Company has not. On the basis of the duration and severity of the decline in the market price of the equity affiliates shares, the Group concluded that there has been a loss in value of the investment that is other-than-temporary and recorded an impairment loss of nil, $38,265,294 and $7,264,781, for the years ended December 31, 2010, 2011 and 2012, respectively.

Long-term investments, other investments

Other investments

Investments in private companies with an ownership interests less than 20% in which the Group does not have significant influence, are accounted for by the cost method of accounting and are recorded at the lower of cost or fair market value The Group evaluates its investments in private companies for impairment whenever events or changes in circumstances indicate that the carrying amount of its investment is lower than its fair market value and that the loss in value of the investment is other-than-temporary. When these events occur, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair market value.

Equipment, Net

(g) Equipment, Net

Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Gains and losses from the disposal of property and equipment are included in income from operations.

Acquired Intangible Assets, net

(h) Acquired Intangible Assets, net

Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.

Impairment of Long-Lived Assets

(i) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of Goodwill

(j) Impairment of Goodwill

The Group tests goodwill for possible impairment on an annual basis as of December 31 of each year and at any other time if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Two-step impairment test is performed. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue Recognition

(k) Revenue Recognition

The Group’s revenues are primarily derived from advertising services.

Revenues from advertising services are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

The Group generates advertising service revenues from the sale of advertising time slots in its various networks, including the LCD display network, the in-store network, the poster frame network, and the movie theatre network, which represents big screen space leased from movie theatres and on traditional billboard network. The Group determines the services are delivered when the advertisements are broadcasted according to the contracts, which set forth the type of device, the number of devices, location and number of buildings, broadcasting period, length of the advertisement and frequency of the advertisement to be broadcasted. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates and sales taxes, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met. Sales taxes incurred during the years ended December 31, 2010, 2011 and 2012 were $49,881,754, $67,923,544 and $47,540,877, respectively.

Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.

Operating Leases

(l) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease periods.

Advertising Costs

(m) Advertising Costs

The Group expenses advertising costs as incurred. Total advertising expenses were $718,877, $753,650 and $716,558 for the years ended December 31, 2010, 2011, and 2012, respectively, and have been included in general and administrative expenses.

Foreign Currency Translation

(n) Foreign Currency Translation

The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating expenses (income), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as other comprehensive income in the statements of comprehensive income (loss).

Income Taxes

(o) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities determined based on recognition and measurement requirements for tax position and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amount of the assets or liabilities are recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.

Comprehensive Income (Loss)

(p) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments and share of post-acquisition movements in equity investee’s other comprehensive income. Comprehensive income is reported in the consolidated statements of comprehensive income (loss).

As of December 31, 2011 and 2012, Accumulated Other Comprehensive Income was comprised entirely of foreign currency translation adjustments of the Group and that of the Group’s share of post-acquisition movements in equity investee.

Purchase Price Allocation

(q) Purchase Price Allocation

Business acquisitions are accounted for using the purchase method of accounting. The Group allocates the total purchase price of an acquisition to the fair values of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition, with the excess purchase price recorded as goodwill. As part of this allocation process, the intangible assets acquired are identified, the values are attributed and the useful lives are estimated. The preliminary purchase price allocation is adjusted, as necessary, after the acquisition closing date through the end of the measurement period of one year or less as when the valuations for the assets acquired and liabilities assumed is finalized.

Purchase price allocations are determined based on a number of factors, including a valuation report provided by third party appraisal firms in some cases. The valuation analysis normally utilizes and considers appropriate valuation methodologies such as the income, market, cost and actual transaction of the Group’s shares approach. Certain assumptions, which include projected cash flows and replacement costs, are incorporated in the valuation analyses.

In the valuation of intangible assets, including operating lease agreements, customer bases, and contract backlogs, and indication of value is developed through the application of a form of income approach, known as multi-period excess earnings method. The first step to apply the multi-period excess earnings method is to estimate the future debt-free net income attributable to the intangible assets. The resulting debt-free net income is then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. These assets include fixed assets, working capital and other intangible assets.

Valuation of the trademarks is based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty that would have been paid for use of the asset can be attributed to that asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.

The valuation of non-compete agreements is determined based on estimated losses attributable to potential competition, should the non-compete clause not exist.

Fair Value of Financial Instruments

(r) Fair Value of Financial Instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Share-based Compensation

(s) Share-based Compensation

The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

The Group’s total share-based compensation expense for the years ended December 31, 2010, 2011 and 2012 was $45,591,618, $61,801,912 and $63,637,373, respectively.

The following table summarizes the share-based compensation recognized in the consolidated statements of income:

	For the years ended December 31,
	2010	2011	2012
Cost of sales	$976,822	$879,413	$1,821,009
General and administrative	40,272,194	57,119,416	56,560,824
Selling and marketing	4,342,602	3,803,083	5,255,540

Total	$45,591,618	$61,801,912	$63,637,373

Income (Loss) per Share

(t) Income (Loss) per Share

Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Non-controlling Interest

(u) Non-controlling Interest

As of December 31, 2011 and 2012, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2010	2011	2012
Net income attributable to Focus Media	$184,273,477	$162,677,038	$238,077,856

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	3,817,579	33,783	—
Decrease in Focus Media’s additional paid-in capital due to incremental acquisition of shares in a subsidiary	—	—	(374,974)

Net transfers (to) from non-controlling interest	3,817,579	33,783	(374,974)

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$188,091,056	$162,710,821	$237,702,882

Government grants

(v) Government grants

Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were $15,797,209, $19,937,901 and $34,340,993 for the years ended December 31, 2010, 2011 and 2012, respectively, of which, $14,706,120, $19,937,901 and $34,340,993 was recorded as other operating income in the consolidated statements of income and $1,091,089, nil and nil was related to discontinued operations.

Related parties

(w) Related parties

Affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Recently Issued Accounting Standards

(x) Recently Issued Accounting Standards

On July 27, 2012, the Financial Accounting Standard Board (“FASB” issued Accounting Standards Update (“ASU”) 2012-02, which allows entities who test indefinite-lived intangible assets for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. Management believes the adoption of ASU 2012-02 will not materially impact the Group.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Share-based Compensation Recognized in Consolidated Statements of income

The following table summarizes the share-based compensation recognized in the consolidated statements of income:

	For the years ended December 31,
	2010	2011	2012
Cost of sales	$976,822	$879,413	$1,821,009
General and administrative	40,272,194	57,119,416	56,560,824
Selling and marketing	4,342,602	3,803,083	5,255,540

Total	$45,591,618	$61,801,912	$63,637,373

Effects of Changes in Focus Media's Ownership Interest in Subsidiaries on Equity Attributable to Focus Media

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2010	2011	2012
Net income attributable to Focus Media	$184,273,477	$162,677,038	$238,077,856

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	3,817,579	33,783	—
Decrease in Focus Media’s additional paid-in capital due to incremental acquisition of shares in a subsidiary	—	—	(374,974)

Net transfers (to) from non-controlling interest	3,817,579	33,783	(374,974)

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$188,091,056	$162,710,821	$237,702,882

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Financial Information of VIEs

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	December 31,
	2011	2012
Cash and cash equivalents	$31,489,211	$3,569,002
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	4,465,802	484,869
Rental deposits	7,890,513	5,008,834
Other current assets	1,607,836	732,515

Total current assets	$45,453,362	$9,795,220
Rental deposits	2,799,863	1,552,404
Equipment, net	5,874,342	1,956,549
Acquired intangible assets, net	2,366,486	152,547
Goodwill (Note 1)	404,623,715	10,220,065
Other long-term assets	630,394	42,116

Total long-term assets	$416,294,800	$13,923,681

Total assets	$461,748,162	$23,718,901

Accounts payable	4,321,376	493,885
Accrued expenses and other current liabilities	16,878,170	9,328,748
Income taxes payable	3,051,811	3,575,786
Deferred tax liabilities	1,753,744	899,788

Total current liabilities	26,005,101	14,298,207
Total long-term liabilities	$791,750	$—

Total liabilities	$26,796,851	$14,298,207

	For the ended December 31,
	2010	2011	2012
Net revenues	$21,491,910	$11,550,022	$4,750,718
Gross loss	(19,019,078)	(22,512,385)	(17,072,713)
Net loss	$(35,930,035)	$(41,077,487)	$(26,973,766)

Note 1: In 2012, the Group converted certain PRC operating affiliates, which were VIEs into directly owned PRC operating subsidiaries, therefore the goodwill associated with acquisitions of the PRC operating affiliates in the early stages of the Group’s corporate history decreased from $404.6 million, as of December 31, 2011, to $10.2 million, as of December 31, 2012.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquired Assets and Liabilities Recorded at Fair Market Value

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

	Value	Amortization period
Net assets acquired	$466,809
Intangible assets
Lease agreement	17,484,332	7-9 years
Customer base	6,170,136	5-10 years
Trademark	855,131	N/A
Non-compete agreement	253,628	3 years
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)

Total	$19,881,929

Disposition (Tables)	12 Months Ended
Dec. 31, 2012
Disposition
Balance Sheet Information of Allyes

Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948

Noncontrolling interest	15,992,898
Accumulated other comprehensive income	4,729,725

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net
Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts of $31,068,977 and $40,210,266 for the years ended December 31, 2011 and 2012, respectively, consists of following:

	December 31,
	2011	2012
Billed receivable	$156,633,471	$156,556,987
Unbilled receivable	92,572,783	126,420,101

Total	$249,206,254	$282,977,088

Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of year	$33,596,096	$21,088,503	$31,068,977
Bad debt expenses	454,624	16,013,208	13,050,644
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)	(3,308,514)
Disposition of subsidiaries	(3,312,436)	—	(715,975)
Effect of exchange rate changes	743,886	1,221,459	115,134

Balance at end of year	$21,088,503	$31,068,977	$40,210,266

Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Equipment, Net
Equipment, Net

Equipment, net consists of the following:

	December 31,
	2011	2012
Media display equipment	$232,824,888	$241,481,226
Computers and office equipment	13,163,322	14,201,284
Leasehold improvements	2,745,253	3,215,065
Vehicles	2,437,679	2,374,116

Total	251,171,142	261,271,691
Less: accumulated depreciation and amortization	(172,129,022)	(195,198,440)

Total	$79,042,120	$66,073,251

Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Acquired Intangible Assets, Net
Acquired Intangible Assets, Net

As of December 31, 2011 and 2012, acquired intangible assets, net were comprised of the following:

	December 31,
	2011	2012
Cost:
Operation & broadcasting rights	$12,045,898	$12,075,412
Lease agreements	75,849,900	58,153,311
Customer base	31,524,825	25,301,848
Trademark	2,076,687	1,206,746
Others	5,051,269	4,804,318

Total	126,548,579	101,541,635

Accumulated amortization:
Operation & broadcasting rights	(9,518,838)	(12,075,412)
Lease agreements	(54,117,372)	(56,340,210)
Customer base	(21,858,528)	(23,790,665)
Trademark	(1,203,796)	(1,206,746)
Others	(4,824,610)	(4,802,727)

Total	(91,523,144)	(98,215,760)

Intangible assets, net	$35,025,435	$3,325,875

Amortization Expense

The Group recorded amortization expense as follows:

	For the years ended December 31,
	2010	2011	2012
Cost of revenues	$12,734,069	$10,435,479	$5,537,158
Selling and marketing	4,106,231	4,219,999	2,259,361
Gain or (loss) from discontinued operations	765,859	1,342,224	3,005,103

Total	$17,606,159	$15,997,702	$10,801,622

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill
Changes in Carrying Amount of Goodwill by Segment

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Balance as of January 1, 2011	$411,534,224	$13,800,408	$—	$425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	4,481,856
Translation adjustments	699,894	258,614	385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676
Goodwill recorded as a result of contingent consideration resolved	337,363	—	—	337,363
Goodwill impairment	—	—	(907,776)	(907,776)
Disposal of subsidiaries	—	—	(19,081,873)	(19,081,873)
Translation adjustments	35,471	15,730	(127,218)	(76,017)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

Gross Amount and Accumulated Impairment Losses by Segment

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	$427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,984,395	$427,858,544	$24,836,040	$873,586,755
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(434,202,382)

Balance as of December 31, 2012	$419,922,372	$19,462,001	$—	$439,384,373

Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investment
Carrying Amount of Investment

As of December 31, 2011 and 2012, the carrying amount of the investment in Vision China consisted of:

	December 31,
	2011	2012
Underlying equity in net assets	$16,559,187	$1,001,140
Acquired intangible assets, net	2,451,631	—
Goodwill	—	—

Total carrying amount	$19,010,818	$1,001,140

Quoted market price	$1.24	$0.15
Aggregate market value	$19,010,818	$2,299,696

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2011	2012
Accrued promotion and marketing expenses	$55,194,967	$66,545,722
Accrued agency rebates	11,145,756	16,432,701
Other accrued expenses	5,012,051	5,547,333
Other taxes payable	33,859,333	35,927,318
Advance from customers	31,442,821	27,167,568
Accrued employee payroll and welfare	9,359,197	15,078,110
Payables related to acquisitions	6,478,092	670,629
Withholding individual PRC income tax	1,155,464	—
Accrual for litigations (see Note 20)	2,000,000	—
Payables related to share repurchase	5,962,521	—
Amount due to noncontrolling interest shareholders	5,475,408	6,204,756
Others	6,667,916	5,866,796

Total	$173,753,526	$179,440,933

Bank Loans (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans
Bank Loan

	December 31,
	2011	2012
Short -term revolving loan — note (a)	$100,000,000	$—
Long -term revolving loan — note (b)	71,000,000	—
Long -term loan — note (c)	—	200,000,000

Total	$171,000,000	$200,000,000

(a)         The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC (“Bank A”), and is secured by a stand-by letter of credit issued by PRC based financial institution (“Bank B”). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 and 2012 was approximately 2.4% and 2.3%, respectively. The short-term loan was replaced by a 6-year term loan in November 2012, see note c) below.

(b)         The long —term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the years ended December 31, 2011 and 2012 was about 2.4%.and 2.3%, respectively. The Group made further drawdown of $29,000,000 in April 2012 and the total outstanding principal of $100,000,000 was replaced by a 6-year term loan in November 2012 and the balance of the unamortized costs incurred previously in connection with the stand-by letter of credit was fully expensed to interest expense upon replacement.

(c)          On November 21, 2012, the Company entered into a 6-year term loan agreement with Bank A in the amount of $200,000,000 to replace the existing short-term and long-term revolving loans.  The term loan is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 1,512,000,000 (equivalent to $240,553,655) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 8,783,500 (equivalent to approximately $1,395,846) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of one-month LIBOR plus 3.9% per annum. The weighted average interest rate of this loan for the year ended December 31, 2012 was about 4.1%.  The long-term loan is repayable in November 2018.

Other operating expenses (income), net (Tables)	12 Months Ended
Dec. 31, 2012
Other operating expenses (income), net
Other Operating Expenses (Income), Net

Other operating expenses (income), net consists the following:

	For the years ended December 31,
	2010	2011	2012
Loss on disposal of subsidiaries	$1,544,922	$—	$—
Government subsidy income	(14,706,120)	(19,937,901)	(34,340,993)
Loss on disposal of equipment	248,785	1,910,363	157,437
Other income	(1,771,691)	(2,194,020)	(7,983,993)
Other expenses	540,159	4,073,571	3,579,469

Total	$(14,143,945)	$(16,147,987)	$(38,588,080)

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share Option Activities

A summary of the share option activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2012	11,156,760	$4.39
Forfeited	(86,500)	$5.72
Exercised	(12,500)	$1.70

Options outstanding at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

Options exercisable at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689
Options vested or expected to vest at December 31, 2012	11,057,760	$4.38	3.32	$11,371,689

Restricted Share Activities

A summary of the restricted share activities for the year ended December 31, 2012 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2012	38,169,245	$3.36
Vested	(21,337,835)	$3.08
Forfeited	(60,405)	$2.31

Restricted shares unvested at December 31, 2012	16,771,005	$3.74

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Unrecognized Tax Benefits

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2010	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542
Translation adjustment	11,981

Balance at December 31, 2012	$4,901,523

Current and Deferred Portion of Income Tax Expense (Benefit)

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2010	2011	2012
Current income tax expense	$21,970,299	$45,952,177	$78,115,422
Deferred income tax expense (benefit)	365,280	8,764,386	(2,219,312)

	$22,335,579	$54,716,563	$75,896,110

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2010	2011	2012
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	10.90%	7.57%	5.90%
Effect of different tax rate applicable to the subsidiaries and VIEs	(4.75)%	(4.59)%	(3.24)%
Effect of tax holiday	(13.22)%	(12.07)%	(5.82)%
Effect of non-deductible expenses	11.04%	2.22%	2.94%
Change in valuation allowance	(11.18)%	0.58%	0.83%
Effect of adjustments of prior year tax benefit	—	—	(1.77)%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	2.32%	(0.94)%

Effective tax rate	17.79%	21.03%	22.90%

Effects of Tax Holidays Granted to Entities

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	For the years ended December 31,
	2010	2011	2012
Tax holiday effect	$16,593,568	$30,742,016	$19,276,260
Net income from continuing operations per share effect — basic	$0.02	$0.05	$0.03
Net income from continuing operations per share effect — diluted	$0.02	$0.04	$0.03

Principal Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2011	2012
Net operating loss carry forwards	$4,813,056	$9,291,295
Accrued expenses temporarily non-deductible	18,889,739	17,982,589
Bad debt provision	7,324,158	12,537,859
Difference in fixed assets basis	5,620,343	2,486,055
Others	3,859,498	3,652,064
Total deferred tax assets	40,506,794	45,949,862
Valuation allowance on deferred tax assets	(5,091,664)	(7,646,610)

Net deferred tax assets	$35,415,130	$38,303,252
Classified as:
Current deferred tax assets	29,914,442	35,416,312
Non-current deferred tax assets	5,500,688	2,886,940

Deferred tax liabilities:
Difference in intangible asset basis	6,702,694	463,570
Unbilled revenue	24,252,501	18,851,073
Interest or subsidy income receivables	15,727,129	18,479,849
Others	6,966,720	5,870,678
Total deferred tax liabilities	$53,649,044	$43,665,170

Classified as:
Current deferred tax liabilities	33,550,044	31,463,939
Non-current deferred tax liabilities	20,099,000	12,201,231

Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (loss) per Share
Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	For the years ended December 31,
	2010	2011	2012
Income (numerator):
Net income from continuing operations	$103,186,528	$161,789,846	$237,001,456
Less: Net (income) loss from continuing operations attributable to Noncontrolling Interests	(1,549,654)	1,290,002	2,296,124

Net income from continuing operations attributable to Focus Media Holding Limited Shareholders	101,636,874	163,079,848	239,297,580

Net income (loss) from discontinued operations	83,077,575	(977,591)	(1,064,664)
Less: Net (income) loss from discontinuing operations attributable to Noncontrolling Interests	(440,972)	574,781	(155,060)

Net income (loss) from discontinuing operations attributable to Focus Media Holding Limited Shareholders	82,636,603	(402,810)	(1,219,724)

Income attributable to Focus Media Holding Limited Shareholders	$184,273,477	$162,677,038	$238,077,856

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	707,846,570	671,401,000	644,285,250
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	23,811,695	22,570,258	22,203,926

Weighted average ordinary shares outstanding used in computing diluted income per share	731,658,265	693,971,258	666,489,176

Income (loss) per share from continuing operations — basic	$0.15	$0.24	$0.37

Income (loss) per share from continuing operations — diluted	$0.14	$0.23	$0.36

Income (loss) per share from discontinued operations — basic	$0.12	$—	$—

Income (loss) per share from discontinued operations — diluted	$0.11	$—	$—

Net income per share — basic	$0.26	$0.24	$0.37

Net income per share — diluted	$0.25	$0.23	$0.36

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Future Minimum Lease Payments Under Non-cancelable Operating Lease

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2013	$147,753,898
2014	54,961,789
2015	15,083,690
2016	1,490,892
2017 and thereafter	408,988

Total	$219,699,257

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Selected Financial Information Relating to Group's Segments

2012:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$465,482,598	$51,787,463	$301,557,575	$76,654,316	$32,019,085	$—	$927,501,037
Net revenue — intersegment	8,540,978	—	31,597,847	405,676	17,288	(40,561,789)	—

Total net revenues	474,023,576	51,787,463	333,155,422	77,059,992	32,036,373	(40,561,789)	927,501,037
Total cost of revenue	145,051,125	21,504,233	124,654,020	33,628,231	35,319,745	(40,561,789)	319,595,565

Gross profit	$328,972,451	$30,283,230	$208,501,402	$43,431,761	$(3,283,372)	$—	$607,905,472

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$49,508,907	$—	$786,531,871
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	52,385,608	(59,977,124)	786,531,871
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	45,487,228	(59,977,124)	284,451,279

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$6,898,380	$—	$502,080,592

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

Major Customers
Revenues from Major Service Lines

	For the years ended December 31
	2010		2011		2012
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousands of U.S. dollars, except percentages)
Net revenue:
LCD display network	$297,641,916	57.7%	$444,364,783	56.5%	$465,482,598	50.2%
In-store network	37,777,154	7.3%	56,374,245	7.2%	51,787,463	5.6%
Poster frame network	121,893,079	23.6%	185,448,868	23.6%	301,557,575	32.5%
Movie theater network	18,094,945	3.5%	50,835,068	6.5%	76,654,316	8.3%
Traditional outdoor billboards	40,907,603	7.9%	49,508,907	6.2%	32,019,085	3.4%

Total net revenue	$516,314,697	100.0%	$786,531,871	100%	$927,501,037	100%

Net revenues | Customer concentration
Major Customers
Schedule of major customers

The Group contracts either directly with advertisers or through advertising agents. Details of the customers accounting for 10% or more of total net revenues were as follows:

	Net revenues
	For the years ended December 31,
	2010	2011	2012
Customer A	N/A	N/A	10.39%

Accounts receivable | Credit concentration
Major Customers
Schedule of major customers

The accounts receivable from customers, either advertisers or advertising agents, including their affiliates, which comprised over 10% of the Group’s accounts receivable, as of year end are as follows:

	Accounts receivable
	December 31,
	2011	2012
Customer A	11.56%	10.23%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Advertising Service Revenue from Related Parties

Details of advertising service revenue from related parties for the years ended December 31, 2010, 2011 and 2012 for the Group is as follows:

		For the years ended December 31,
Name of related parties	Director interested	2010	2011	2012
Fangcaoji Cosmetics	Jason Nanchun Jiang	—	—	22,488
TCL Corporation	Ying Wu	—	—	15,735
Shanghai the Dream Network Technology	Jason Nanchun Jiang	—	—	578,769
R.Y.B. Education Institution	Fumin Zhuo	—	—	1,961
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	—	60,332
Sina.com	Charles Cao	1,034,741	1,466,979	3,545
Sohu.com	Daqing Qi	738,947	—	156,580
China Vanke Co., Ltd.	Daqing Qi	465,998	909,109	1,841,634
Home-Inn	Neil Nanpeng Shen	—	—	215
Ctrip.com	Neil Nanpeng Shen	79,601	—	474,414
51.com	Neil Nanpeng Shen	22,993	—	—
Qihoo.com	Neil Nanpeng Shen	17,461	—	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	385,720	13,911	—
StormNet Information Technology	David Zhang	2,569	—	—
Tea Care Group Ltd.	Fumin Zhuo	697,071	5,461	55,863
Fosun International Limited	Major Shareholder	—	4,613,446	1,259,265
Joyyoung, Inc.	Ying Wu	—	13,313	—
Shen Yin Wan Guo Securities Co., Ltd.	Fumin Zhuo	—	5,661	—
Redbaby.com	Jason Nanchun Jiang	—	4,465,478	—
Tuan800.com	Jason Nanchun Jiang	—	468,410	—
Juewei Foods, Inc.	Jason Nanchun Jiang	—	544,106	242,589
Bona Film Group Ltd.	Daqing Qi	—	2,089,420	474,535

Total		$3,445,101	$14,595,294	$5,187,925

Advertising Space Leasing Costs Charged, Net of Rebates

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2010, 2011 and 2012 were as follows:

		For the years ended December 31,
Name of related parties	Director interested	2010	2011	2012
Sina.com	Charles Cao	$11,655,724	$—	$—
Sohu.com	Daqing Qi	8,047,723	—	—
Bona Film Group Ltd.	Daqing Qi	359,287	2,996,195	873,437
Ctrip.com	Neil Nanpeng Shen	130,251	—	—
51.com	Neil Nanpeng Shen	7,968	—	—
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	—	76,577
StormNet Information Technology	David Zhang	27,266	—	—

Total		$20,228,219	$2,996,195	$950,014

Amounts Due from Related Parties

Details of amounts due from related parties representing advertising services provided or advances paid for advertising space leased as of December 31, 2011 and 2012 are as follows:

		December 31
Name of related parties	Director interested	2011	2012
TCL Corporation	Ying Wu	—	54,885
Shanghai the Dream Network Technology	Jason Nanchun Jiang	—	429,932
Huayi Brothers Media Corporation	Jason Nanchun Jiang	—	26,155
Ctrip.com	Neil Nanpeng Shen	—	181,339
Bona Film Group Ltd.	Daqing Qi	305,928	126,998
Tea Care Group Ltd.	Fumin Zhuo	61,803	—
China Vanke Co., Ltd.	Daqing Qi	160,013	139,662
Redbaby.com	Jason Nanchun Jiang	1,021,150	—
Juewei Foods, Inc.	Jason Nanchun Jiang	108,985	74,163
Fosun International Limited	Major Shareholder	166,557	42,102

Total		$1,824,436	$1,075,236

Amounts Due to Related Parties

Details of amounts due to related parties representing trade payables for advertising services purchased or advances received for advertising services sold as of December 31, 2011 and 2012 are as follows:

		December 31,
Name of related parties	Director interested	2011	2012
TCL Corporation	Ying Wu	$—	$2,550
China Vanke Co., Ltd.	Daqing Qi	25,617	—
Tea Care Group Ltd.	Fumin Zhuo	—	3,470
Fosun International Limited	Major Shareholder	1,313,482	32,615
Bona Film Group Ltd.	Daqing Qi	755,712	493,177
Redbaby.com	Jason Nanchun Jiang	55,659	—
Juewei Foods, Inc.	Jason Nanchun Jiang	45,434	45,545

Total		$2,195,904	$577,357

Organization and Principal Activities (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			3 Months Ended		12 Months Ended					0 Months Ended
	Jul. 31, 2010 Allyes	Jan. 31, 2010 Allyes	Dec. 31, 2009 Allyes	Dec. 31, 2012 Traditional outdoor billboards item	Sep. 30, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Traditional outdoor billboards item	Jan. 31, 2010 Allyes Acquisition Group One Allyes	Jul. 30, 2010 Silver Lake Allyes	Aug. 13, 2012 Group of potential purchasers sending preliminary non-binding proposal letter	Dec. 19, 2012 Giovanna Parent Limited and Giovanna Acquisition Limited	Dec. 19, 2012 Giovanna Parent Limited and Giovanna Acquisition Limited Minimum
Buy-out of Allyes
Percentage of ownership interest sold							38.00%	62.00%
Proceed from sale of ownership interest	$ 124	$ 13.3
Fair value of 38% interest			35
Fair value of 62% interest								$ 124
Number of subsidiaries disposed of				4	4	4
Cash price per ADS (in dollars per share)									$ 27
Cash price per ordinary share (in dollars per share)									$ 5.4	$ 5.5
Threshold percentage of consent required to approve merger											66.70%

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Impairment loss	$ 7,264,781	$ 38,265,294
Methods of amortization of acquired intangible assets	Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.
Sales tax	47,540,877	67,923,544	49,881,754
Advertising expenses	716,558	753,650	718,877
When such positions are more likely than not of being sustained upon examination	50.00%
Share-based compensation	63,637,373	61,801,912	45,591,618
Unrestricted government subsidies	34,340,993	19,937,901	15,797,209
Minimum
Significant Accounting Policies
Expected useful lives of intangible assets	1 year
Maximum
Significant Accounting Policies
Cash equivalents original maturity period	3 months
Ownership interest accounted for by cost method of accounting and recorded at fair value	20.00%
Expected useful lives of intangible assets	10 years
Continuing Operations | Other Income
Significant Accounting Policies
Unrestricted government subsidies	34,340,993	19,937,901	14,706,120
Discontinued Operations
Significant Accounting Policies
Unrestricted government subsidies			$ 1,091,089

Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2012
Media Display Equipment
Property, Plant and Equipment
Property plant and equipment useful life average	5 years
Computer and Office Equipment
Property, Plant and Equipment
Property plant and equipment useful life average	5 years
Vehicles
Property, Plant and Equipment
Property plant and equipment useful life average	5 years
Leasehold Improvements
Property, Plant and Equipment
Property plant and equipment useful life average	lesser of the term of the lease or the estimated useful lives of the assets

Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	$ 63,637,373	$ 61,801,912	$ 45,591,618
Cost of Sales
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	1,821,009	879,413	976,822
General and Administrative Expense
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	56,560,824	57,119,416	40,272,194
Selling and Marketing Expense
Allocation of share-based compensation recognized in the consolidated statements of operations
Share-based compensation	$ 5,255,540	$ 3,803,083	$ 4,342,602

Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Net income attributable to Focus Media	$ 238,077,856	$ 162,677,038	$ 184,273,477
Increase in Focus Media's additional paid-in capital due to partial disposal of subsidiaries		33,783	3,817,579
Decrease in Focus Media's additional paid-in capital due to incremental acquisition of shares in a subsidiary	(374,974)
Net transfers (to) from non-controlling interest	(374,974)	33,783	3,817,579
Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$ 237,702,882	$ 162,710,821	$ 188,091,056

Variable Interest Entities (Details) (Variable Interest Entities)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information of the VIEs
Voting agreement period	20 years
Voting agreement automatic renewal period	1 year
Minimum
Financial information of the VIEs
Loans provided to equity owners of the VIEs, term	10 years
Maximum
Financial information of the VIEs
Loans provided to equity owners of the VIEs, term	15 years
Sales revenue services
Financial information of the VIEs
Percentage of revenues attributable to VIEs	0.30%	1.50%	4.20%

Variable Interest Entities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of the VIEs
Cash and cash equivalents	$ 674,132,800	$ 331,218,497	$ 454,475,593	$ 568,159,372
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	282,977,088	249,206,254
Rental deposits	57,152,373	60,913,252
Total current assets	1,214,853,575	1,032,882,973
Rental deposits	3,446,901	4,046,749
Equipment, net	66,073,251	79,042,120
Acquired intangible assets, net	101,541,635	126,548,579
Goodwill (Note 1)	439,384,373	459,112,676	425,334,632
Other long-term assets	7,247,722	11,119,725
Total assets	1,975,886,492	1,741,437,151
Accounts payable	14,809,732	19,448,258
Accrued expenses and other current liabilities	179,440,933	173,753,526
Income taxes payable	69,436,762	35,462,590
Deferred tax liabilities	31,463,939	33,550,044
Total current liabilities	295,728,723	364,410,322
Total liabilities	507,929,954	468,615,382
Net revenues	927,501,037	786,531,871	516,314,697
Gross loss	607,905,472	502,080,592	294,624,663
Net loss	238,077,856	162,677,038	184,273,477
Variable Interest Entities
Financial information of the VIEs
Cash and cash equivalents	3,569,002	31,489,211
Accounts receivable, net of allowance for doubtful accounts of $1,189,024 and $337,287 in 2011 and 2012, respectively	484,869	4,465,802
Rental deposits	5,008,834	7,890,513
Other current assets	732,515	1,607,836
Total current assets	9,795,220	45,453,362
Rental deposits	1,552,404	2,799,863
Equipment, net	1,956,549	5,874,342
Acquired intangible assets, net	152,547	2,366,486
Goodwill (Note 1)	10,220,065	404,623,715
Other long-term assets	42,116	630,394
Total long-term assets	13,923,681	416,294,800
Total assets	23,718,901	461,748,162
Accounts payable	493,885	4,321,376
Accrued expenses and other current liabilities	9,328,748	16,878,170
Income taxes payable	3,575,786	3,051,811
Deferred tax liabilities	899,788	1,753,744
Total current liabilities	14,298,207	26,005,101
Total long-term liabilities		791,750
Total liabilities	14,298,207	26,796,851
Net revenues	4,750,718	11,550,022	21,491,910
Gross loss	(17,072,713)	(22,512,385)	(19,019,078)
Net loss	$ (26,973,766)	$ (41,077,487)	$ (35,930,035)

Variable Interest Entities (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of the VIEs
Accounts receivable, allowance for doubtful accounts	$ 40,210,266	$ 31,068,977	$ 21,088,503	$ 33,596,096
Variable Interest Entities
Financial information of the VIEs
Accounts receivable, allowance for doubtful accounts	$ 337,287	$ 1,189,024

Acquisitions (Details) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2011 Poster-frame advertising business entity	Dec. 31, 2010 Poster-frame advertising business entity	Dec. 31, 2012 Traditional Outdoor Billboards Advertising Business item	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business entity	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Trademark	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Lease agreement	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Lease agreement Minimum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Lease agreement Maximum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Customer base	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Customer base Minimum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Customer base Maximum	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Non-compete agreement	Dec. 31, 2011 LCD Business entity
Acquisition disclosures
Number or acquired entities	3	5		4									4
Estimated consideration				$ 19,881,929
Cash consideration	2,412,618	5,347,562		4,366,267									1,893,888
Cash consideration unpaid				15,515,662
Purchase price payable - current				2,409,602
Purchase price payable, non-current				13,106,060
Number of subsidiaries disposed of			4
Net assets acquired				466,809
Acquired intangible assets	527,342	1,192,206			855,131	17,484,332			6,170,136			253,628	241,742
Goodwill	2,175,992	3,958,444		19,731,162									6,044,821
Noncontrolling interest				(19,102,245)
Deferred tax liabilities associated with acquired intangible assets				$ (5,977,024)
Amortization period							7 years	9 years		5 years	10 years	3 years

Disposition (Details) (USD $)	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010 Allyes	Jan. 31, 2010 Allyes	Dec. 31, 2010 Allyes	Jan. 31, 2010 Allyes Acquisition Group One Allyes	Jul. 30, 2010 Silver Lake Allyes
Disposition disclosures
Discontinued operation, net revenue				$ 80,599,956
Percentage of ownership interest sold					38.00%	62.00%
Proceed from sale of ownership interest		124,000,000	13,300,000
Discontinued operation, pretax Profit (losses)				5,150,739
Discontinued operation, gain (loss) on disposal	(1,544,922)			78,999,821
Transaction cost related to disposal				$ 2,763,041

Disposition (Details 2) (Allyes, USD $)	Dec. 31, 2010
Allyes
Disposition disclosures
Cash and cash equivalents	$ 40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748
Total current assets	109,002,055
Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049
Total long-term assets	19,179,390
Total assets	128,181,445
Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786
Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948
Noncontrolling interest	15,992,898
Accumulated other comprehensive income	$ 4,729,725

Disposition (Details 3) (USD $)	12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Traditional Outdoor Billboards Advertising Business item	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business entity	Dec. 31, 2010 Allyes	Dec. 31, 2012 Traditional outdoor billboards item	Sep. 30, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Traditional outdoor billboards item
Disposition disclosures
Accounts receivable, allowance for doubtful accounts					$ 3,312,436
Number of subsidiaries disposed of			4			4	4	4
Number of acquired entities				4
Discontinued operation, net revenue				6,088,306	80,599,956			16,406,904
Discontinued operation, pretax losses				932,760				645,006
Impairment loss for goodwill	907,776	5,736,134	907,776
Charge for change in fair value of acquisition payables	1,179,080		1,179,080
Gain on disposal			$ 479,447

Fair Value Measurement (Details) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Traditional outdoor billboards item	Sep. 30, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Traditional outdoor billboards item	Dec. 31, 2012 Recurring Level 3 Traditional outdoor billboards item	Dec. 31, 2012 Recurring Level 3 Traditional outdoor billboards item	Dec. 31, 2012 Non-recurring Level 1	Dec. 31, 2011 Non-recurring Level 1	Dec. 31, 2012 Non-recurring Level 3	Dec. 31, 2011 Non-recurring Level 3	Dec. 31, 2010 Non-recurring Level 3
Fair value measurement
Number of subsidiaries related to which acquisition purchase price is payable								4
Number of subsidiaries disposed of				4	4	4	4
Charge for change in fair value of acquisition payables	$ 1,179,080							$ 1,179,080
Impairment loss for goodwill	907,776		5,736,134								907,776
Impairment loss for equity method investment	7,264,781	38,265,294							7,264,781	38,265,294
Impairment loss for cost method investment	$ 1,500,000										$ 1,525,602

Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net
Billed receivable	$ 156,556,987	$ 156,633,471
Unbilled receivable	126,420,101	92,572,783
Total	$ 282,977,088	$ 249,206,254

Accounts Receivable, Net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Balance at beginning of year	$ 31,068,977	$ 21,088,503	$ 33,596,096
Bad debt expenses	13,050,644	16,013,208	454,624
Recoveries and (write-offs), net	(3,308,514)	(7,254,193)	(10,393,667)
Disposition of subsidiaries	(715,975)		(3,312,436)
Effect of exchange rate changes	115,134	1,221,459	743,886
Balance at end of year	$ 40,210,266	$ 31,068,977	$ 21,088,503

Equipment, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 261,271,691	$ 251,171,142
Less: accumulated depreciation and amortization	(195,198,440)	(172,129,022)
Total	66,073,251	79,042,120
Media Display Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	241,481,226	232,824,888
Computers and office equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	14,201,284	13,163,322
Leasehold Improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	3,215,065	2,745,253
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 2,374,116	$ 2,437,679

Equipment, Net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Depreciation expense	$ 30,741,332	$ 28,787,221	$ 28,270,063
Depreciation expense, discontinued operations	$ 2,981	$ 61,548	$ 355,004

Acquired Intangible Assets, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	$ 101,541,635	$ 126,548,579
Accumulated amortization	(98,215,760)	(91,523,144)
Intangible assets, net	3,325,875	35,025,435
Operating and Broadcast Rights
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	12,075,412	12,045,898
Accumulated amortization	(12,075,412)	(9,518,838)
Lease agreement
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	58,153,311	75,849,900
Accumulated amortization	(56,340,210)	(54,117,372)
Customer base
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	25,301,848	31,524,825
Accumulated amortization	(23,790,665)	(21,858,528)
Trademark
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	1,206,746	2,076,687
Accumulated amortization	(1,206,746)	(1,203,796)
Others
Acquired Finite-Lived Intangible Assets
Acquired intangible assets	4,804,318	5,051,269
Accumulated amortization	$ (4,802,727)	$ (4,824,610)

Acquired Intangible Assets, Net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets
Amortization expense	$ 10,801,622	$ 15,997,702	$ 17,606,159
Cost of Sales
Finite-Lived Intangible Assets
Amortization expense	5,537,158	10,435,479	12,734,069
Selling and Marketing Expense
Finite-Lived Intangible Assets
Amortization expense	2,259,361	4,219,999	4,106,231
Gain or (loss) from discontinued operations
Finite-Lived Intangible Assets
Amortization expense	$ 3,005,103	$ 1,342,224	$ 765,859

Acquired Intangible Assets, Net (Details 3) (USD $)	Dec. 31, 2012
Acquired Intangible Assets, Net
Future Amortization Expense, 2013	$ 2,070,173
Future Amortization Expense, 2014	605,868
Future Amortization Expense, 2015	569,965
Future Amortization Expense, 2016	$ 79,869

Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill
Beginning Balance	$ 459,112,676	$ 425,334,632
Goodwill acquired during the year		27,951,975
Goodwill recorded as a result of contingent consideration resolved	337,363	4,481,856
Goodwill impairment	(907,776)		(5,736,134)
Disposal of subsidiaries	(19,081,873)
Translation adjustments	(76,017)	1,344,213
Ending Balance	439,384,373	459,112,676	425,334,632
LCD display network
Goodwill
Beginning Balance	419,549,538	411,534,224
Goodwill acquired during the year		6,044,821
Goodwill recorded as a result of contingent consideration resolved	337,363	1,270,599
Translation adjustments	35,471	699,894
Ending Balance	419,922,372	419,549,538
Poster frame network
Goodwill
Beginning Balance	19,446,271	13,800,408
Goodwill acquired during the year		2,175,992
Goodwill recorded as a result of contingent consideration resolved		3,211,257
Translation adjustments	15,730	258,614
Ending Balance	19,462,001	19,446,271
Traditional outdoor billboards
Goodwill
Beginning Balance	20,116,867
Goodwill acquired during the year		19,731,162
Goodwill impairment	(907,776)
Disposal of subsidiaries	(19,081,873)
Translation adjustments	(127,218)	385,705
Ending Balance		$ 20,116,867

Goodwill (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Goodwill
Goodwill, gross	$ 873,586,755		$ 892,407,282
Accumulated impairment losses	(434,202,382)		(433,294,606)
Balance as of end of year	439,384,373	425,334,632	459,112,676
Impairment loss for goodwill	907,776	5,736,134
LCD display network
Goodwill
Goodwill, gross	419,984,395		419,611,561
Accumulated impairment losses	(62,023)		(62,023)
Balance as of end of year	419,922,372	411,534,224	419,549,538
Poster frame network
Goodwill
Goodwill, gross	427,858,544		427,842,814
Accumulated impairment losses	(408,396,543)		(408,396,543)
Balance as of end of year	19,462,001	13,800,408	19,446,271
Traditional outdoor billboards
Goodwill
Goodwill, gross	24,836,040		44,952,907
Accumulated impairment losses	(24,836,040)		(24,836,040)
Balance as of end of year			20,116,867
Impairment loss for goodwill	$ 907,776

Goodwill (Details 3) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Mar. 31, 2010 Poster frame network	Dec. 31, 2010 Poster frame network	Dec. 31, 2010 LCD display network	Dec. 31, 2012 Traditional outdoor billboards item
Goodwill and Intangible Assets Disclosure
Contingent consideration			$ 5,736,134	$ 9,814,885	$ 5,038,676
Goodwill impairment testing, number of reporting units	2	3
Number of subsidiaries disposed of						4

Equity Method Investment (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Jan. 13, 2011 VisionChina Media Inc
Schedule of Equity Method Investments
Number of outstanding shares purchased		15,331,305
Percentage of outstanding shares acquired		15.00%
Purchase price per share		$ 3.979
Total cash consideration paid	$ 61,003,263	$ 61,003,263

Equity Method Investment (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments
Total carrying amount	$ 1,001,140	$ 19,010,818
Impairment loss	7,264,781	38,265,294
VisionChina Media Inc
Schedule of Equity Method Investments
Underlying equity in net assets	1,001,140	16,559,187
Acquired intangible assets, net		2,451,631
Total carrying amount	1,001,140	19,010,818
Quoted market price	$ 0.15	$ 1.24
Aggregate market value	$ 2,299,696	$ 19,010,818

Cost Method Investment (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 07, 2010 Ordinary Shares of Cost Method Investee Class B
Schedule of Cost-method Investments
Number of ordinary shares agreed to subscribe			4,716
Percentage of outstanding ordinary shares			1.61%
Subscribed ordinary shares, value		$ 1,523,592	$ 1,500,000
Impairment on cost method investment	$ 1,500,000

Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and Other Current Liabilities
Accrued promotion and marketing expenses	$ 66,545,722	$ 55,194,967
Accrued agency rebates	16,432,701	11,145,756
Other accrued expenses	5,547,333	5,012,051
Other taxes payable	35,927,318	33,859,333
Advance from customers	27,167,568	31,442,821
Accrued employee payroll and welfare	15,078,110	9,359,197
Payables related to acquisitions	670,629	6,478,092
Withholding individual PRC income tax		1,155,464
Accrual for litigations (see Note 20)		2,000,000
Payables related to share repurchase		5,962,521
Amount due to noncontrolling interest shareholders	6,204,756	5,475,408
Others	5,866,796	6,667,916
Total	$ 179,440,933	$ 173,753,526

Bank Loans (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Short-term revolving loan Revolving loan	Dec. 31, 2011 Short-term revolving loan Revolving loan USD ($)	Dec. 31, 2011 Short-term revolving loan Bank B USD ($)	Dec. 31, 2011 Short-term revolving loan Bank B Stand-by letter of credit USD ($)	Dec. 31, 2011 Short-term revolving loan Bank B Stand-by letter of credit CNY	Apr. 30, 2012 Long-term revolving loan Revolving loan USD ($)	Dec. 31, 2012 Long-term revolving loan Revolving loan	Dec. 31, 2011 Long-term revolving loan Revolving loan USD ($)	Dec. 08, 2012 Long-term revolving loan Revolving loan	Dec. 08, 2014 Long-term revolving loan Revolving loan Forecast	Dec. 08, 2013 Long-term revolving loan Revolving loan Forecast	Dec. 31, 2011 Long-term revolving loan Bank B Stand-by letter of credit USD ($)	Dec. 31, 2011 Long-term revolving loan Bank B Stand-by letter of credit CNY	Nov. 21, 2012 New 6-year term loan USD ($)	Dec. 31, 2012 New 6-year term loan USD ($)	Dec. 31, 2012 New 6-year term loan Minimum USD ($)	Nov. 21, 2012 New 6-year term loan Bank B Stand-by letter of credit USD ($)	Nov. 21, 2012 New 6-year term loan Bank B Stand-by letter of credit CNY
Line of Credit Facility
Bank loan	$ 200,000,000	$ 171,000,000		$ 100,000,000				$ 100,000,000		$ 71,000,000
Line of Credit Facility	200,000,000	71,000,000															200,000,000
Restricted cash, short-term deposits		99,673,063			99,673,063	99,673,063
Restricted cash, long-term deposits	240,553,655	99,673,063				99,673,063	628,030,000							99,673,063	628,030,000				240,553,655	1,512,000,000
Debt issuance costs						649,907	4,095,000							629,275	3,965,000				1,395,846	8,783,500
Frequency of payments			monthly						monthly							monthly
Interest rate base reference rate			two-week LIBOR						two-week LIBOR							one-month LIBOR
Basis points added to Libor for interest rate (as a percent)			2.10%								2.10%	2.70%	2.40%			3.90%
Weighted average interest rate			2.30%	2.40%					2.30%	2.40%							4.10%
Debt maturity year			2012-11						2012-11							2018-11
Debt instrument term																6 years
Debt drawdown								29,000,000
Amount of loan agreement entered into																200,000,000
Consolidated net worth																		$ 1,000,000,000
Ratio of consolidated gross debt to the consolidated EBITDA																		2.5
Percentage of consolidated gross debts to consolidated net worth																		50.00%

Other operating expenses (income), net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other operating expenses (income), net
Loss on disposal of subsidiaries			$ 1,544,922
Government subsidy income	(34,340,993)	(19,937,901)	(14,706,120)
Loss on disposal of equipment	157,437	1,910,363	248,785
Other income	(7,983,993)	(2,194,020)	(1,771,691)
Other expenses	3,579,469	4,073,571	540,159
Total	$ (38,588,080)	$ (16,147,987)	$ (14,143,945)

Share-based Compensation (Details) (USD $)	12 Months Ended			12 Months Ended				1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2012 Restricted Stock Minimum	Dec. 31, 2012 Restricted Stock Maximum	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 2010 Plan	Nov. 25, 2011 2010 Plan Restricted Stock	Dec. 28, 2010 2010 Plan Restricted Stock	Dec. 31, 2012 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum percentage of issued ordinary shares for grant of options as percentage of shares outstanding								5.00%			3.00%
Option granted in period (in shares)									17,711,500	15,000,000
Vesting period				2 years	4 years	1 year			3 years	3 years
Grant expiration period from the date of grant						10 years
Shares, outstanding						11,057,760	11,156,760
Shares, outstanding		16,771,005	38,169,245
Total unrecognized compensation expense related to unvested share-based compensation arrangements	$ 32,598,140
Expected weighted-average period that total unrecognized compensation expense related to unvested share-based compensation arrangements to be recognized	1 year 7 months 28 days

Share-based Compensation (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Weighted Number of shares
Options outstanding at beginning of year (in shares)	11,156,760
Forfeited (in shares)	(86,500)
Exercised (in shares)	(12,500)
Options outstanding at end of year (in shares)	11,057,760	11,156,760
Options exercisable at end of year (in shares)	11,057,760
Options vested or expected to vest at end of year (in shares)	11,057,760
Weighted average exercise price
Options outstanding at beginning of period (in dollars per share)	$ 4.39
Forfeited (in dollars per share)	$ 5.72
Exercised (in dollars per share)	$ 1.7
Options outstanding at end of period (in dollars per share)	$ 4.38	$ 4.39
Options exercisable at end of period (in dollars per share)	$ 4.38
Options vested or expected to vest at end of period (in dollars per share)	$ 4.38
Remaining weighted average contract term
Options outstanding at end of period	3 years 3 months 25 days
Options exercisable at end of period	3 years 3 months 25 days
Options vested or expected to vest at end of period	3 years 3 months 25 days
Aggregate intrinsic value
Options outstanding at end of year (in dollars)	$ 11,371,689
Options exercisable at end of year (in dollars)	11,371,689
Options vested or expected to vest at end of year (in dollars)	11,371,689
Intrinsic value of options exercised (in dollars)	$ 32,343	$ 2,194,710	$ 1,283,299

Share-based Compensation (Details 3) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock
Weighted Number of shares
Restricted shares unvested at beginning of year (in shares)	38,169,245
Vested (in shares)	(21,337,835)
Forfeited (in shares)	(60,405)
Restricted shares unvested at end of year (in shares)	16,771,005	38,169,245
Weighted Average Grant-Date Fair value
Restricted shares unvested at beginning of year (in dollars per share)	$ 3.36
Vested (in dollars per share)	$ 3.08
Forfeited (in dollars per share)	$ 2.31
Restricted shares unvested at end of year (in dollars per share)	$ 3.74	$ 3.36
Granted (in dollars per share)		$ 3.54	$ 4.24
Fair value of restricted shares vested (in dollars)	$ 100,140,627	$ 64,154,920	$ 27,979,963

Income Taxes (Details)	12 Months Ended
	Dec. 31, 2012 Hong Kong Profits Tax	Dec. 31, 2012 EIT	Dec. 31, 2011 EIT	Dec. 31, 2010 EIT	Dec. 31, 2009 EIT	Dec. 31, 2008 EIT	Dec. 31, 2007 EIT	Dec. 31, 2011 Beijing Focus Media Wireless Co., Ltd.	Dec. 31, 2010 Beijing Focus Media Wireless Co., Ltd.	Dec. 31, 2009 Beijing Focus Media Wireless Co., Ltd.	Dec. 31, 2013 Beijing Focus Media Wireless Co., Ltd. EIT	Dec. 31, 2012 Beijing Focus Media Wireless Co., Ltd. EIT	Dec. 31, 2011 Beijing Focus Media Wireless Co., Ltd. EIT	Dec. 31, 2012 Focus Media Information Technology (China) Co., Ltd.	Dec. 31, 2010 Focus Media Information Technology (China) Co., Ltd.	Dec. 31, 2014 Focus Media Information Technology (China) Co., Ltd. Forecast	Dec. 31, 2013 Focus Media Information Technology (China) Co., Ltd. Forecast	Dec. 31, 2012 Focus Media Culture Communication Co., Ltd.	Dec. 31, 2011 Focus Media Culture Communication Co., Ltd.
Income Taxes
Profit tax rate	16.50%
Enterprise income tax rate						25.00%	33.00%
Transition period						5 years
Preferential enterprise income tax rate for listed categories of entities, which will be graduated to 25%							15.00%
Number of years of tax exemption															2 years
Transitional enterprise income tax rates		25.00%	24.00%	22.00%	20.00%	18.00%
Preferential enterprise income tax rate renewal period		3 years											3 years
Preferential enterprise income tax rate period to be reapplied		6 years
Preferential enterprise income tax rate (as a percent)						15.00%					15.00%	15.00%						15.00%	15.00%
Ownership percentage in subsidiary														100.00%
Percentage of tax reduction								50.00%	50.00%	50.00%				50.00%		50.00%	50.00%

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized tax benefits
Balance at beginning of period	$ 4,889,542	$ 4,651,958	$ 4,511,953
Translation adjustment	11,981	237,584	140,005
Balance at end of period	$ 4,901,523	$ 4,889,542	$ 4,651,958

Income Taxes (Details 3)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Hong Kong Profits Tax	Dec. 31, 2012 EIT	Dec. 31, 2012 EIT Minimum USD ($)	Dec. 31, 2012 EIT Minimum CNY	Dec. 31, 2012 EIT Maximum
Income Taxes
Income tax examination, statute of limitations period, due to computational errors	6 years	3 years
Income tax examination, statute of limitations period, under special circumstance		5 years
Income tax examination, underpayment of tax liability, special circumstance			$ 16,000	100,000
Income tax examination, statute of limitations period, transfer pricing adjustment					10 years

Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Current income tax expense	$ 78,115,422	$ 45,952,177	$ 21,970,299
Deferred income tax expense (benefit)	(2,219,312)	8,764,386	365,280
Income taxes	$ 75,896,110	$ 54,716,563	$ 22,335,579

Income Taxes (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Statutory rate (as a percent)	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction (as a percent)	5.90%	7.57%	10.90%
Effect of different tax rate applicable to the subsidiaries and VIEs (as a percent)	(3.24%)	(4.59%)	(4.75%)
Effect of tax holiday (as a percent)	(5.82%)	(12.07%)	(13.22%)
Effect of non-deductible expenses (as a percent)	2.94%	2.22%	11.04%
Change in valuation allowance (as a percent)	0.83%	0.58%	(11.18%)
Effect of adjustments of prior year tax benefit (as a percent)	(1.77%)
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries (as a percent)	(0.94%)	2.32%
Effective tax rate (as a percent)	22.90%	21.03%	17.79%

Income Taxes (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Tax holiday effect	$ 19,276,260	$ 30,742,016	$ 16,593,568
Net income from continuing operations per share effect - basic	$ 0.03	$ 0.05	$ 0.02
Net income from continuing operations per share effect - diluted	$ 0.03	$ 0.04	$ 0.02

Income Taxes (Details 7) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Net operating loss carry forwards	$ 9,291,295	$ 4,813,056
Accrued expenses temporarily non-deductible	17,982,589	18,889,739
Bad debt provision	12,537,859	7,324,158
Difference in fixed assets basis	2,486,055	5,620,343
Others	3,652,064	3,859,498
Total deferred tax assets	45,949,862	40,506,794
Valuation allowance on deferred tax assets	(7,646,610)	(5,091,664)
Net deferred tax assets	38,303,252	35,415,130
Classified as:
Current deferred tax assets	35,416,312	29,914,442
Non-current deferred tax assets	2,886,940	5,500,688
Deferred tax liabilities:
Difference in intangible asset basis	463,570	6,702,694
Unbilled revenue	18,851,073	24,252,501
Interest or subsidy income receivables	18,479,849	15,727,129
Others	5,870,678	6,966,720
Total deferred tax liabilities	43,665,170	53,649,044
Classified as:
Current deferred tax liabilities	31,463,939	33,550,044
Non-current deferred tax liabilities	$ 12,201,231	$ 20,099,000

Income Taxes (Details 8) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes
Net operating loss carry forwards	$ 37,178,616
Net operating losses, tax expiration period	December 31, 2013 through 2017
Deferred Tax Liability Not Recognized
Undistributed earnings reinvested	51,000,000
Undistributed earnings
Deferred Tax Liability Not Recognized
Undistributed earnings	$ 1,033,000,000

Net Income (loss) per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (numerator):
Net income from continuing operations	$ 237,001,456	$ 161,789,846	$ 103,186,528
Less: Net (income) loss from continuing operations attributable to Noncontrolling Interests	2,296,124	1,290,002	(1,549,654)
Net income from continuing operations attributable to Focus Media Holding Limited Shareholders	239,297,580	163,079,848	101,636,874
Net income (loss) from discontinued operations	(1,064,664)	(977,591)	83,077,575
Less: Net (income) loss from discontinuing operations attributable to Noncontrolling Interests	(155,060)	574,781	(440,972)
Net income (loss) from discontinuing operations attributable to Focus Media Holding Limited Shareholders	(1,219,724)	(402,810)	82,636,603
Net income attributable to Focus Media Holding Limited Shareholders	$ 238,077,856	$ 162,677,038	$ 184,273,477
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	644,285,250	671,401,000	707,846,570
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	22,203,926	22,570,258	23,811,695
Weighted average ordinary shares outstanding used in computing diluted income per share	666,489,176	693,971,258	731,658,265
Income (loss) per share from continuing operations - basic	$ 0.37	$ 0.24	$ 0.15
Income (loss) per share from continuing operations - diluted	$ 0.36	$ 0.23	$ 0.14
Income (loss) per share from discontinued operations - basic			$ 0.12
Income (loss) per share from discontinued operations - diluted			$ 0.11
Income per share - basic	$ 0.37	$ 0.24	$ 0.26
Income per share - diluted	$ 0.36	$ 0.23	$ 0.25

Net Income (loss) per Share (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Earnings Per Share Disclosure
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period	7,102,005	5,304,495	7,036,260
Restricted Stock
Earnings Per Share Disclosure
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period			13,620,000

Mainland China Contribution Plan and Profit Appropriation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mainland China Contribution Plan
Total Contribution for employee benefits	$ 17,279,755	$ 12,614,542	$ 8,298,074
Restrictions on distributions of statutory capital
Required appropriations percentage of after-tax profit for the general reserve fund	10.00%
Ceiling of cumulative appropriation of registered capital (as a percent)	50.00%
Total appropriations	4,099,511	10,214,705	21,211,346
Restricted net asset from distribution to as a form of dividends, loans or advances	244,628,141
Discontinued Operations
Mainland China Contribution Plan
Total Contribution for employee benefits	$ 21,857	$ 14,557	$ 1,103,397

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rental expense, operating leases	$ 206,992,161	$ 183,150,750	$ 134,658,367
2013	147,753,898
2014	54,961,789
2015	15,083,690
2016	1,490,892
2017 and thereafter	408,988
Total	$ 219,699,257

Commitments and Contingencies (Details 2) (USD $)	Dec. 19, 2012 Giovanna Parent Limited	Sep. 26, 2011 November 2007 follow-on Offering Cases	Dec. 31, 2012 November 2007 follow-on Offering Cases	Dec. 19, 2012 Iron Workers Case Giovanna Parent Limited	Dec. 31, 2012 Equipment
Commitments and Contingencies Disclosure
Purchase commitment outstanding					$ 10,118,775
Cash price per ordinary share (in dollars per share)	$ 5.5			$ 5.5
Cash price per ADS (in dollars per share)				$ 27.5
Name of plaintiff			Eastriver Partners, Inc.
Law suit filling date			November 27, 2007
Agreed amount to pay for settlement		$ 2,000,000

Segment Information (Details)	12 Months Ended
Dec. 31, 2012 item
Segment Information
Number of reporting segments	5

Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Net revenue - external	$ 927,501,037	$ 786,531,871	$ 516,314,697
Total net revenues	927,501,037	786,531,871	516,314,697
Total cost of revenue	319,595,565	284,451,279	221,690,034
Gross profit	607,905,472	502,080,592	294,624,663
LCD display network
Segment Reporting Information
Net revenue - external	465,482,598	444,364,783	297,641,916
Net revenue - intersegment	8,540,978	6,414,251	6,521,946
Total net revenues	474,023,576	450,779,034	304,163,862
Total cost of revenue	145,051,125	139,221,013	83,244,151
Gross profit	328,972,451	311,558,021	220,919,711
In-store network
Segment Reporting Information
Net revenue - external	51,787,463	56,374,245	37,777,154
Net revenue - intersegment		1,641,886	2,583,932
Total net revenues	51,787,463	58,016,131	40,361,086
Total cost of revenue	21,504,233	20,582,255	23,432,008
Gross profit	30,283,230	37,433,876	16,929,078
Poster frame network
Segment Reporting Information
Net revenue - external	301,557,575	185,448,868	121,893,079
Net revenue - intersegment	31,597,847	46,523,931	9,534,713
Total net revenues	333,155,422	231,972,799	131,427,792
Total cost of revenue	124,654,020	113,126,927	88,328,571
Gross profit	208,501,402	118,845,872	43,099,221
Movie theater network
Segment Reporting Information
Net revenue - external	76,654,316	50,835,068	18,094,945
Net revenue - intersegment	405,676	2,520,355	1,923,070
Total net revenues	77,059,992	53,355,423	20,018,015
Total cost of revenue	33,628,231	26,010,980	13,882,121
Gross profit	43,431,761	27,344,443	6,135,894
Traditional outdoor billboards
Segment Reporting Information
Net revenue - external	32,019,085	49,508,907	40,907,603
Net revenue - intersegment	17,288	2,876,701	2,667,324
Total net revenues	32,036,373	52,385,608	43,574,927
Total cost of revenue	35,319,745	45,487,228	36,034,168
Gross profit	(3,283,372)	6,898,380	7,540,759
Eliminations
Segment Reporting Information
Net revenue - intersegment	(40,561,789)	(59,977,124)	(23,230,985)
Total net revenues	(40,561,789)	(59,977,124)	(23,230,985)
Total cost of revenue	$ (40,561,789)	$ (59,977,124)	$ (23,230,985)

Segment Information (Details 3) (Customer A)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net revenues | Customer concentration
Major Customers
Concentration risk (as a percent)	10.39%
Accounts receivable | Credit concentration
Major Customers
Concentration risk (as a percent)	10.23%	11.56%

Segment Information (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Net revenue - external	$ 927,501,037	$ 786,531,871	$ 516,314,697
Percentage of total revenue	100.00%	100.00%	100.00%
LCD display network
Segment Reporting Information
Net revenue - external	465,482,598	444,364,783	297,641,916
Percentage of total revenue	50.20%	56.50%	57.70%
In-store network
Segment Reporting Information
Net revenue - external	51,787,463	56,374,245	37,777,154
Percentage of total revenue	5.60%	7.20%	7.30%
Poster frame network
Segment Reporting Information
Net revenue - external	301,557,575	185,448,868	121,893,079
Percentage of total revenue	32.50%	23.60%	23.60%
Movie theater network
Segment Reporting Information
Net revenue - external	76,654,316	50,835,068	18,094,945
Percentage of total revenue	8.30%	6.50%	3.50%
Traditional outdoor billboards
Segment Reporting Information
Net revenue - external	$ 32,019,085	$ 49,508,907	$ 40,907,603
Percentage of total revenue	3.40%	6.20%	7.90%

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Advertising service revenue from related parties	$ 5,187,925	$ 14,595,294	$ 3,445,101
Fangcaoji Cosmetics | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	22,488
TCL Corporation | Ying Wu
Related Party Transaction
Advertising service revenue from related parties	15,735
Shanghai the Dream Network Technology | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	578,769
R.Y.B. Education Institution | Fumin Zhuo
Related Party Transaction
Advertising service revenue from related parties	1,961
Huayi Brothers Media Corporation | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	60,332
Sina.com | Charles Cao
Related Party Transaction
Advertising service revenue from related parties	3,545	1,466,979	1,034,741
Sohu.com | Daqing Qi
Related Party Transaction
Advertising service revenue from related parties	156,580		738,947
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction
Advertising service revenue from related parties	1,841,634	909,109	465,998
Home-Inn | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties	215
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties	474,414		79,601
51.com | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties			22,993
Qihoo.com | Neil Nanpeng Shen
Related Party Transaction
Advertising service revenue from related parties			17,461
Giant Interactive Group Inc. | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties		13,911	385,720
StormNet Information Technology | David Zhang
Related Party Transaction
Advertising service revenue from related parties			2,569
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction
Advertising service revenue from related parties	55,863	5,461	697,071
Fosun International Limited | Major Shareholder
Related Party Transaction
Advertising service revenue from related parties	1,259,265	4,613,446
Joyyoung, Inc. | Ying Wu
Related Party Transaction
Advertising service revenue from related parties		13,313
Shen Yin Wan Guo Securities Co., Ltd. | Fumin Zhuo
Related Party Transaction
Advertising service revenue from related parties		5,661
Redbaby.com | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties		4,465,478
Tuna800.com | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties		468,410
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction
Advertising service revenue from related parties	242,589	544,106
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Advertising service revenue from related parties	$ 474,535	$ 2,089,420

Related Party Transactions (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Advertising space leasing costs	$ 950,014	$ 2,996,195	$ 20,228,219
Sina.com | Charles Cao
Related Party Transaction
Advertising space leasing costs			11,655,724
Sohu.com | Daqing Qi
Related Party Transaction
Advertising space leasing costs			8,047,723
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Advertising space leasing costs	873,437	2,996,195	359,287
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction
Advertising space leasing costs			130,251
51.com | Neil Nanpeng Shen
Related Party Transaction
Advertising space leasing costs			7,968
Huayi Brothers Media Corporation | Jason Nanchun Jiang
Related Party Transaction
Advertising space leasing costs	76,577
StormNet Information Technology | David Zhang
Related Party Transaction
Advertising space leasing costs			$ 27,266

Related Party Transactions (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Amounts due from related parties	$ 1,075,236	$ 1,824,436
TCL Corporation | Ying Wu
Related Party Transaction
Amounts due from related parties	54,885
Shanghai the Dream Network Technology | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties	429,932
Huayi Brothers Media Corporation | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties	26,155
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction
Amounts due from related parties	181,339
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Amounts due from related parties	126,998	305,928
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction
Amounts due from related parties		61,803
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction
Amounts due from related parties	139,662	160,013
Redbaby.com | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties		1,021,150
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction
Amounts due from related parties	74,163	108,985
Fosun International Limited | Major Shareholder
Related Party Transaction
Amounts due from related parties	$ 42,102	$ 166,557

Related Party Transactions (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Amounts due to related parties	$ 577,357	$ 2,195,904
TCL Corporation | Ying Wu
Related Party Transaction
Amounts due to related parties	2,550
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction
Amounts due to related parties		25,617
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction
Amounts due to related parties	3,470
Fosun International Limited | Major Shareholder
Related Party Transaction
Amounts due to related parties	32,615	1,313,482
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction
Amounts due to related parties	493,177	755,712
Redbaby.com | Jason Nanchun Jiang
Related Party Transaction
Amounts due to related parties		55,659
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction
Amounts due to related parties	$ 45,545	$ 45,434

Related Party Transactions (Details 5) (USD $)	1 Months Ended
Jan. 31, 2010
Related Party Transaction
Proceed from sale of ownership interest	$ 13,300,000
Allyes Acquisition Group One | Allyes
Related Party Transaction
Percentage of ownership interest sold	38.00%